                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-2671

                             SCUDDER MUNICIPAL TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        05/31

Date of reporting period:       05/31/05

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Managed Municipal Bond Fund

Annual Report to Shareholders

May 31, 2005

Contents

Click Here Performance Summary

Click Here Information About Your Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Report of Independent Registered Public Accounting Firm

Click Here Tax Information

Click Here Trustees and Officers

Click Here Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. This fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. A portion of the fund's returns may be subject to federal, state, local and alternative minimum tax. Finally, the fund may focus its investments in certain geographical regions, thereby increasing its vulnerability to developments in that region. This may result in greater share price volatility. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary May 31, 2005

Classes A, B, C and Institutional

All performance shown is historical, assumes reinvestment of all dividends and capital gains distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Institutional Class shares are not subject to sales charges.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns during the 10-year periods shown for Class A and C shares and all periods shown for Class B and Institutional Class shares reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns and rankings may differ by share class.

A portion of the Fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Returns shown for Class A, B and C shares for the periods prior to their inception on June 11, 2001 are derived from the historical performance of Class S shares of the Scudder Managed Municipal Bond Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

Average Annual Total Returns (Unadjusted for Sales Charge) as of 5/31/05
Scudder Managed Municipal Bond Fund	1-Year	3-Year	5-Year	10-Year
Class A	6.53%	5.13%	6.65%	5.73%
Class B	5.70%	4.30%	5.82%	4.91%
Class C	5.72%	4.31%	5.81%	4.89%
Lehman Brothers Municipal Bond Index+	7.96%	6.00%	7.30%	6.22%
Scudder Managed Municipal Bond Fund	1-Year	Life of Class*
Institutional Class	6.86%	4.54%
Lehman Brothers Municipal Bond Index+	7.96%	5.21%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Institutional Class shares commenced operations on August 19, 2002. Index returns begin August 31, 2002.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class
Net Asset Value: 5/31/05	$ 9.20	$ 9.20	$ 9.20	$ 9.21
5/31/04	$ 9.04	$ 9.04	$ 9.04	$ 9.05
Distribution Information: Twelve Months: Income Dividends as of 5/31/05	$ .42	$ .35	$ .35	$ .45
Capital Gains as of 5/31/05	.002	.002	.002	.002
May Income Dividend	$ .0331	$ .0266	$ .0273	$ .0348
SEC 30-day Yield++ as of 5/31/05	3.28%	2.65%	2.70%	3.60%
Tax Equivalent Yield++ as of 5/31/05	5.05%	4.08%	4.15%	5.44%
Current Annualized Distribution Rate++ as of 5/31/05	4.24%	3.40%	3.50%	4.45%

++ The SEC yield is net investment income per share earned over the month ended May 31, 2005, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Current annualized distribution rate is the latest monthly dividend shown as a percentage of net asset value on May 31, 2005. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield would have been 3.45% for the Institutional Class, had certain expenses not been reduced. In addition, the current annualized distribution rate would have been 4.30% had certain expenses not been reduced. Yields and distribution rates are historical and will fluctuate.

Class A Lipper Rankings — General Municipal Debt Funds Category as of 5/31/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	184	of	281	66
3-Year	129	of	257	50

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, results might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder Managed Municipal Bond Fund — Class A [] Lehman Brothers Municipal Bond Index+

Yearly periods ended May 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550. The growth of $10,000 is cumulative.

Comparative Results (Adjusted for Maximum Sales Charge) as of 5/31/05
Scudder Managed Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,174	$11,097	$13,178	$16,673
	Average annual total return	1.74%	3.53%	5.67%	5.24%
Class B	Growth of $10,000	$10,270	$11,148	$13,169	$16,150
	Average annual total return	2.70%	3.69%	5.66%	4.91%
Class C	Growth of $10,000	$10,572	$11,348	$13,261	$16,120
	Average annual total return	5.72%	4.31%	5.81%	4.89%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,796	$11,911	$14,226	$18,284
	Average annual total return	7.96%	6.00%	7.30%	6.22%
Scudder Managed Municipal Bond Fund		1-Year	Life of Class*
Institutional Class	Growth of $1,000,000	$1,068,600	$1,131,400
	Average annual total return	6.86%	4.54%
Lehman Brothers Municipal Bond Index+	Growth of $1,000,000	$1,079,600	$1,149,800
	Average annual total return	7.96%	5.21%

The growth of $10,000 and $1,000,000 are cumulative.

The minimum initial investment for Institutional Class is $1,000,000.

* Institutional Class shares commenced operations on August 19, 2002. Index returns begin August 31, 2002.

+ The Lehman Brothers Municipal Bond Index is an unmanaged market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividends and capital gains distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the Fund's most recent month-end performance.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during the 3-year, 5-year and 10-year periods shown for Class S reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns and rankings may differ by share class.

A portion of the Fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Returns shown for Class AARP shares for the period prior to their inception on July 31, 2000 are derived from the historical performance of Class S shares of the Scudder Managed Municipal Bond Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 5/31/05
Scudder Managed Municipal Bond Fund	1-Year	3-Year	5-Year	10-Year
Class S	6.81%	5.35%	6.90%	5.96%
Class AARP	6.79%	5.38%	6.90%	5.96%
Lehman Brothers Municipal Bond Index+	7.96%	6.00%	7.30%	6.22%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 5/31/05	$ 9.21	$ 9.21
5/31/04	$ 9.05	$ 9.05
Distribution Information: Twelve Months: Income Dividends as of 5/31/05	$ .44	$ .44
Capital Gains as of 5/31/05	.002	.002
May Income Dividend	$ .0350	$ .0358
SEC 30-day Yield++ as of 5/31/05	3.68%	3.78%
Tax Equivalent Yield++ as of 5/31/05	5.66%	5.82%
Current Annualized Distribution Rate++ as of 5/31/05	4.47%	4.58%

++ The SEC yield is net investment income per share earned over the month ended May 31, 2005, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on May 31, 2005. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical and will fluctuate.

Class S Lipper Rankings — General Municipal Debt Funds Category as of 5/31/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	167	of	281	60
3-Year	107	of	257	41
5-Year	62	of	223	28
10-Year	15	of	144	11

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] Scudder Managed Municipal Bond Fund — Class S [] Lehman Brothers Municipal Bond Index+

Yearly periods ended May 31
Comparative Results as of 5/31/05
Scudder Managed Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,681	$11,692	$13,961	$17,837
	Average annual total return	6.81%	5.35%	6.90%	5.96%
Class AARP	Growth of $10,000	$10,679	$11,703	$13,961	$17,842
	Average annual total return	6.79%	5.38%	6.90%	5.96%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,796	$11,911	$14,226	$18,284
	Average annual total return	7.96%	6.00%	7.30%	6.22%

The growth of $10,000 is cumulative.

+ The Lehman Brothers Municipal Bond Index is an unmanaged market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Class B and Institutional Class shares limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended May 31, 2005.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended May 31, 2005
Actual Fund Return	Class A	Class B	Class C	Class AARP	Class S	Institutional Class
Beginning Account Value 12/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 5/31/05	$ 1,030.60	$ 1,025.40	$ 1,026.60	$ 1,031.80	$ 1,032.00	$ 1,032.20
Expenses Paid per $1,000*	$ 3.59	$ 7.52	$ 7.43	$ 2.38	$ 2.18	$ 2.43
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class AARP	Class S	Institutional Class
Beginning Account Value 12/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 5/31/05	$ 1,021.39	$ 1,017.50	$ 1,017.60	$ 1,022.59	$ 1,022.79	$ 1,022.54
Expenses Paid per $1,000*	$ 3.58	$ 7.49	$ 7.39	$ 2.37	$ 2.17	$ 2.42

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class AARP	Class S	Institutional Class
Scudder Managed Municipal Bond Fund	.71%	1.49%	1.47%	.47%	.43%	.48%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

Scudder Managed Municipal Bond Fund:
A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder Managed Municipal Bond Fund. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

Philip G. Condon

Managing Director of Deutsche Asset Management and Co-Lead Portfolio Manager of the fund.

Joined Deutsche Asset Management in 1983 and the fund in 1990.

Over 29 years of investment industry experience.

MBA, University of Massachusetts at Amherst.

Ashton P. Goodfield

CFA, Managing Director of Deutsche Asset Management and Co-Lead Portfolio Manager of the fund.

Joined Deutsche Asset Management in 1986 and the fund in 1998.

Over 19 years of investment industry experience.

Eleanor R. Brennan

CFA, Director of Deutsche Asset Management and Co-Lead Portfolio Manager of the fund.

Joined Deutsche Asset Management in 1995 and the fund in 1999.

Over 18 years of investment industry experience.

MS, Drexel University.

Matthew J. Caggiano

CFA, Director of Deutsche Asset Management and Portfolio Manager of the fund.

Joined Deutsche Asset Management in 1989 and the fund in 1999.

Over 15 years of investment industry experience.

MS, Boston College.

Philip G. Condon, Ashton P. Goodfield and Eleanor R. Brennan serve as co-lead portfolio managers of Scudder Managed Municipal Bond Fund. Matthew J. Caggiano is also a portfolio manager. In the following interview, Scudder's municipal bond team discusses the fund's performance for the period and the market environment for municipal bonds.

Q:  Will you describe the general market environment during the fiscal year ended May 31, 2005?

A:  Municipal bonds and the broad bond market delivered strong results over the period. The municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, delivered a total return of 7.96% for the 12 months ended May 31, 2005.1 The broad bond market, as measured by the Lehman Brothers Aggregate Bond Index, delivered a total return of 6.82% for the same period.2

1 The Lehman Brothers Municipal Bond Index is an unmanaged market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

2 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of one year or more.

Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

The relationship between supply of and demand for municipal issues can be an important factor in the performance of this market. High demand or low supply can drive municipal bond prices higher, while low demand or high supply can have the reverse effect. The supply of new municipal bond issues was generally high during the fiscal period. As we entered 2005, municipal issuance was widely expected to fall off somewhat from the prior year's pace. However, supply remained strong as declining long-term interest rates spurred refunding of existing issues. These same low yields led to soft demand for municipal bonds among retail investors throughout the period. Nevertheless, overall demand was supported by strong interest from institutional investors, such as insurance companies and hedge funds.

During the fiscal period, the Federal Reserve Board (the Fed) increased the federal funds rate — the interbank overnight lending rate and a benchmark for market interest rates — from 1.00% to 3.00% in eight increments of 0.25%. This caused yields on shorter-term bonds, which are more sensitive to Fed moves, to rise. Since a bond's yield moves in the opposite direction of its price, this meant that prices of short-term bonds generally fell. At the same time, long-term interest rates actually declined, as high oil prices and moderating growth kept expectations for inflation in check. This meant that long-term bond prices generally rose over the period.

The overall result of rising short-term yields and stable-to-declining long-term yields was that both the taxable and tax-free yield curves experienced significant flattening over the period.3 On the municipal bond curve, yields on two-year issues increased by 76 basis points while bonds with 30-year maturities experienced a yield decrease of 73 basis points, resulting in a total flattening of 149 basis points. (100 basis points equals one percentage point. See the accompanying graph for a depiction of municipal bond yield changes between the beginning and end of the period.)

3 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically (and when the yield curve is characterized as "steep," this is especially true) the line rises from left to right as investors who are willing to tie up their money for a longer period are rewarded with higher yields.

AAA Municipal bond yield curve (as of 5/31/04 and 5/31/05)

Maturity

Source: Municipal Market Data

This chart is not intended to represent the yield of any Scudder fund.

Q:  How did Scudder Managed Municipal Bond Fund perform for the 12-month period ended May 31, 2005?

A:  Scudder Managed Municipal Bond Fund posted strong absolute results in the period but underperformed its benchmark and average Lipper peer. The fund's Class A shares delivered a total return of 6.53%, while its benchmark, the unmanaged Lehman Brothers Municipal Bond Index, returned 7.96%. The fund modestly underperformed its average peer in the Lipper General Municipal Debt Funds category, which gained 7.03%.4 (Returns are for Class A shares, unadjusted for sales charges. If sales charges had been included returns would have been lower. Past performance is no guarantee of future results. Please see pages 3 through 8 for the performance of other share classes and more complete performance information.)

4 The Lipper General Municipal Debt Funds category includes funds that invest primarily in municipal debt issues in the top four credit ratings. It is not possible to invest directly into a Lipper category.

Q:  How was the fund positioned, and how did this positioning contribute to its performance for the annual period ended May 31, 2005?

A:  We continue to monitor the municipal yield curve and position the fund's investments along the curve based upon where we believe the best total-return opportunities lie. At the same time, we do not focus on trying to predict the overall level of interest rates, and we attempt to keep the fund's duration and overall interest rate sensitivity similar to that of its peers and its benchmark, the Lehman Brothers Municipal Bond Index.5

5 Duration is a measure of bond price volatility. Duration can be defined as the approximate percentage change in price for a 100-basis-point (one single percentage point) change in market interest rate levels. A duration of 1.25, for example, means that the price of a bond or bond portfolio should rise by approximately 1.25% for a one-percentage-point drop in interest rates, and that it should fall by 1.25% for a one-percentage-point rise in interest rates.

Strong individual credit selection helped the fund's performance for the period. In particular, our holdings of California general obligation bonds contributed positively to performance, as these bonds experienced a credit upgrade as well as tightening spreads. In addition, our exposure to tobacco-related and other lower-quality issues helped returns, as credit spreads generally tightened over the period. However, the fund overall was somewhat conservatively positioned with respect to the coupon, duration and credit quality of the bonds we held, and this caused our relative results to lag a bit. Generally, we had less exposure than our peers both to the long end of the yield curve and to bonds with lower relative credit quality, two areas that performed well during the period. This positioning reflects our assessment of the relative attractiveness from a risk/reward standpoint of different segments of the municipal market, and we believe it will help the fund deliver competitive results over time.

Looking ahead, we believe that municipal bond valuations relative to US government and agency debt are attractive all along the yield curve. We will continue to take a prudent approach to investing in the municipal bond market, while seeking to maintain an attractive dividend and minimize taxable capital gains distributions.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary May 31, 2005

Portfolio Composition	5/31/05	5/31/04

Revenue Bonds	57%	58%
General Obligation Bonds	23%	23%
US Government Secured	12%	10%
Lease Obligations	8%	9%
	100%	100%
Quality	5/31/05	5/31/04

AAA	73%	72%
AA	8%	10%
A	6%	4%
BBB	7%	8%
Not Rated	6%	6%
	100%	100%
Effective Maturity	5/31/05	5/31/04

0 < 5 years	24%	18%
5 < 10 years	53%	43%
10 < 15 years	18%	23%
Greater than 15 years	5%	16%
	100%	100%

Weighted average effective maturity: 7.73 years and 10.22 years, respectively.

Top Five State Allocations (% of total Investment Portfolio)	5/31/05	5/31/04

California	18%	13%
Illinois	11%	13%
New Jersey	8%	7%
New York	7%	7%
Texas	7%	9%

Portfolio composition, quality, effective maturity and top five state allocations are subject to change.

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent these companies' opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

For more complete details about the Fund's investment portfolio, see page 19. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of May 31, 2005

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 90.7%
Alabama 0.1%
Phoenix County, AL, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	4,336,320
Alaska 0.5%
Anchorage, AK, Core City General Obligation, 5.5%, 7/1/2021 (b)	3,860,000	4,274,139
Anchorage, AK, Electric Revenue, 6.5%, 12/1/2015 (b)	5,000,000	6,217,850
Anchorage, AK, State General Obligation:
5.5%, 7/1/2019 (b)	2,500,000	2,798,725
5.5%, 7/1/2020 (b)	2,500,000	2,768,225
North Slope Borough, AK, County General Obligation Lease, Series B, Zero Coupon, 6/30/2011 (b)	5,000,000	4,014,850
		20,073,789
Arizona 1.5%
Arizona, School District General Obligation, School Facilities Board Revenue:
Series B, 5.25%, 9/1/2017 (b)	6,500,000	7,349,420
5.5%, 7/1/2014	5,000,000	5,591,400
5.5%, 7/1/2015	3,000,000	3,349,620
5.5%, 7/1/2016	5,000,000	5,582,700
Arizona, Water & Sewer Revenue, Infrastructure Financing Authority:
Series A, Prerefunded, 5.375%, 10/1/2016	3,540,000	3,972,694
Series A, Prerefunded, 5.375%, 10/1/2017	2,280,000	2,558,685
Series A, Prerefunded, 5.375%, 10/1/2018	2,200,000	2,468,906
Mesa, AZ, Electric Revenue:
5.25%, 7/1/2016 (b)	7,500,000	8,574,525
5.25%, 7/1/2017 (b)	10,000,000	11,462,100
Phoenix, AZ, Transportation/Tolls Revenue, Series A, Zero Coupon, 7/1/2012 (b)	4,675,000	3,613,307
Phoenix, AZ, Water & Sewer Revenue, Civic Improvement Corp., Prerefunded, 6.0%, 7/1/2011 (b)	4,105,000	4,696,941
Scottsdale, AZ, General Obligation:
Prerefunded, 5.375%, 7/1/2014	380,000	428,146
Prerefunded, 5.375%, 7/1/2015	1,000,000	1,119,840
5.375%, 7/1/2015	1,635,000	1,821,341
Tucson, AZ, Water & Sewer Revenue, 5.5%, 7/1/2018 (b)	4,100,000	4,653,705
		67,243,330
Arkansas 0.5%
Arkansas, University Revenues, University of Arkansas, UAMS Campus:
Series B, 5.0%, 11/1/2025 (b)	1,140,000	1,223,596
Series B, 5.0%, 11/1/2026 (b)	2,000,000	2,141,800
Jonesboro, AR, Hospital & Healthcare Revenue, Healthcare Facilities Authority, Bernard's Regional Medical Center, Series A, 5.8%, 7/1/2012 (b)	4,025,000	4,220,092
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 7/1/2015 (b)	13,080,000	15,803,648
		23,389,136
California 16.5%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, 8.0%, 1/1/2019 (b)	925,000	1,219,150
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, 8.0%, 1/1/2019 (b)	985,000	1,221,952
California, Department of Water Resources Revenue:
Prerefunded, Series W, 5.5%, 12/1/2015	565,000	643,027
5.5%, 12/1/2015	2,825,000	3,177,475
California, Department of Water Resources Revenue, Central Valley Project, Series AC, 5.0%, 12/1/2027 (b)	9,000,000	9,621,090
California, Electric Revenue, Department of Water Resources and Power Supply:
Series A, 5.25%, 5/1/2020	2,000,000	2,174,380
Series A, 5.375%, 5/1/2021	5,000,000	5,473,500
Series A, 5.375%, 5/1/2022	10,665,000	11,661,324
Series A, 5.875%, 5/1/2016	20,000,000	22,741,800
California, Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue, Series A-1, 6.625%, 6/1/2040	27,545,000	29,778,624
California, Higher Education Revenue, 5.25%, 11/1/2020 (b)	6,315,000	7,004,093
California, Higher Education Revenue, Marymount University, Zero Coupon, 10/1/2014 (b)	1,000,000	696,370
California, Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.0%, 6/1/2025	2,500,000	2,626,225
California, Public Works Board, Lease Revenue, Department of Mental Health:
Series A, 5.5%, 6/1/2021	5,275,000	5,878,671
Series A, 5.5%, 6/1/2022	1,400,000	1,556,856
California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008	2,250,000	2,355,570
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, 5.5%, 6/1/2043	9,950,000	10,677,942
Series B, 5.625%, 6/1/2038	37,265,000	40,643,445
Series 2003-A-1, 6.75%, 6/1/2039	47,520,000	51,917,025
California, State Agency General Obligation Lease, Series A, 6.3%, 12/1/2006 (b)	8,095,000	8,509,302
California, State General Obligation:
5.0%, 5/1/2015	10,450,000	11,552,371
5.0%, 6/1/2026	4,000,000	4,269,560
5.0%, 3/1/2029	13,595,000	14,436,802
5.0%, 6/1/2029 (b)	36,855,000	39,189,764
5.0%, 2/1/2031 (b)	26,975,000	28,348,567
5.0%, 4/1/2031 (b)	10,000,000	10,573,400
5.0%, 6/1/2031 (b)	32,365,000	34,337,000
5.0%, 12/1/2031 (b)	32,470,000	34,362,676
5.125%, 11/1/2024	5,000,000	5,345,000
5.25%, 2/1/2017	17,450,000	19,202,329
5.25%, 2/1/2027 (b)	4,790,000	5,170,230
6.25%, 10/1/2007 (b)	4,000,000	4,301,440
California, State Revenue Lease, Series A, 5.25%, 12/1/2020 (b)	22,040,000	24,048,505
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series C, 5.5%, 6/1/2020	5,000,000	5,564,500
Series C, 5.5%, 6/1/2021	2,500,000	2,772,725
California, State University Revenue:
Series A, 5.0%, 11/1/2016 (b)	16,790,000	18,624,308
Series A, 5.125%, 5/15/2017 (b)	10,000,000	11,024,800
Series A, 5.25%, 11/1/2021 (b)	4,000,000	4,436,480
Fairfield-Suisun, CA, Unified School District General Obligation, Election 2002, 5.0%, 8/1/2024 (b)	3,840,000	4,121,395
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	11,000,000	7,589,780
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	3,117,550
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	12,958,661
Series A, Prerefunded, 6.0%, 1/1/2016	20,400,000	23,025,276
Series A, ETM, 7.05%, 1/1/2009	5,000,000	5,698,500
Series A, Prerefunded, 7.1%, 1/1/2011	4,000,000	4,766,120
Series A, Prerefunded, 7.1%, 1/1/2012	4,000,000	4,766,120
Series A, Prerefunded, 7.15%, 1/1/2014	6,250,000	7,460,313
La Quinta, CA, Financing Authority Local Agency Revenue, Series A, 5.0%, 9/1/2029 (b)	12,400,000	13,197,072
Los Angeles County, CA, County General Obligation Lease:
Zero Coupon, 9/1/2007	4,030,000	3,733,956
Zero Coupon, 9/1/2009	5,425,000	4,668,104
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease, AMT, Series C, 7.5%*, 12/1/2024	2,500,000	2,619,575
Los Angeles, CA, School District General Obligation, Unified School District:
Series A, 5.0%, 7/1/2023 (b)	12,000,000	12,939,240
Series A, 5.0%, 7/1/2024 (b)	10,000,000	10,756,800
5.75%, 7/1/2015 (b)	2,000,000	2,361,780
5.75%, 7/1/2016 (b)	17,000,000	20,169,990
Los Angeles, CA, Union School District, Series A, 5.375%, 7/1/2018 (b)	16,575,000	18,585,050
Madera County, CA, Hospital & Healthcare Revenue, Valley Childrens Hospital, 6.5%, 3/15/2010 (b)	2,840,000	3,257,366
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014 (b)	4,235,000	2,960,011
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014 (b)	2,000,000	2,305,720
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015 (b)	1,000,000	663,240
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014 (b)	3,420,000	2,408,022
San Diego, CA, Water & Sewer Revenue:
5.632%, 4/25/2007 (b)	6,300,000	6,626,655
5.681%, 4/22/2009 (b)	4,500,000	4,938,300
San Joaquin County, CA, County General Obligation Lease, Facilities Project, 5.5%, 11/15/2013 (b)	3,895,000	4,454,712
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012 (b)	5,000,000	3,950,350
Series A, Zero Coupon, 1/15/2013 (b)	35,295,000	26,670,314
Series A, Zero Coupon, 1/15/2014 (b)	14,905,000	10,702,982
Ukiah, CA, School District General Obligation Lease, Zero Coupon, 8/1/2015 (b)	2,000,000	1,336,560
Vallejo City, CA, General Obligation, Unified School District, Series A, 5.9%, 2/1/2022 (b)	3,905,000	4,803,697
		734,751,489
Colorado 2.5%
Colorado, E-470 Public Highway Authority Revenue, Series B, Zero Coupon, 9/1/2016 (b)	5,000,000	3,127,000
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	3,000,000	3,343,950
Colorado, Senior Care Revenue, Covenant Retirement Communities Project, Health Facilities Authority:
6.75%, 12/1/2015	1,750,000	1,806,998
6.75%, 12/1/2025	4,150,000	4,279,646
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014 (b)	11,295,000	7,795,018
Series B, Zero Coupon, 9/1/2015 (b)	21,500,000	14,143,345
Series B, Zero Coupon, 9/1/2017 (b)	8,000,000	4,748,320
Series B, Zero Coupon, 9/1/2018 (b)	20,560,000	11,591,728
Series B, Zero Coupon, 9/1/2019 (b)	36,500,000	19,543,560
Series B, Zero Coupon, 9/1/2020 (b)	7,000,000	3,556,420
Series B, Zero Coupon, 9/1/2034	15,200,000	2,087,416
Series A, 5.75%, 9/1/2014 (b)	14,700,000	17,214,876
Denver, CO, School District General Obligation, Series A, 6.5%, 12/1/2010	3,000,000	3,498,960
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013 (b)	2,500,000	3,138,475
Garfield Pitkin & Eagle Counties, CO, General Obligation School District No. 1, Series A, 5.0%, 12/15/2026 (b)	4,000,000	4,283,400
Mesa County, CO, Residual Revenue, EMT, Zero Coupon, 12/1/2011	11,435,000	9,066,354
		113,225,466
Connecticut 0.9%
Connecticut, State General Obligation:
Series A, 5.375%, 4/15/2016	2,805,000	3,164,208
Series A, 5.375%, 4/15/2017	4,870,000	5,493,652
Prerefunded, Series A, 5.375%, 4/15/2018	4,000,000	4,512,240
Series A, 5.375%, 4/15/2019	10,075,000	11,365,205
Series C, 5.5%, 12/15/2014	5,000,000	5,803,650
Series C, 5.5%, 12/15/2015	5,000,000	5,825,550
Series B, 5.5%, 6/15/2018	1,000,000	1,137,770
Prerefunded, Series E, ETM, 6.0%, 3/15/2012	170,000	198,008
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,701,723
		40,202,006
District of Columbia 0.2%
District of Columbia, Core City General Obligation:
Series B3, 5.5%, 6/1/2012 (b)	1,050,000	1,183,759
Prerefunded, Series A1, ETM, 6.5%, 6/1/2010 (b)	1,095,000	1,267,211
District of Columbia, General Obligation, Series A1, 6.5%, 6/1/2010 (b)	1,175,000	1,350,510
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023 (b)	5,000,000	5,920,750
		9,722,230
Florida 4.8%
Florida, Industrial Development Revenue, Capital Travel Agency, Seminole Tribe Convention, Series A, 10.0%, 10/1/2033	13,900,000	15,459,441
Florida, Municipal Loan Council Revenue, Series A, 5.25%, 5/1/2019 (b)	1,000,000	1,093,650
Florida, State Board of Public Education:
Series D, 5.375%, 6/1/2016	5,765,000	6,417,713
Series D, 5.375%, 6/1/2019	1,000,000	1,110,600
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2017 (b)	42,000,000	46,018,560
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018 (b)	1,250,000	1,511,063
Florida, Water Pollution Control Financing Corp. Revenue, 5.5%, 1/15/2014	1,000,000	1,118,780
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018 (b)	2,000,000	1,149,060
Gainesville, FL, Utilities System Revenue, Series B, 6.5%, 10/1/2010	1,370,000	1,590,707
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems:
5.25%, 11/15/2020	1,000,000	1,040,290
5.25%, 11/15/2028	5,300,000	5,470,395
Highlands County, FL, Health Facilities Authority Revenue, Adventist Sunbelt, Series A, 6.0%, 11/15/2031	7,000,000	7,662,130
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, 6.5%, 8/15/2019 (b)	1,000,000	1,252,330
Hillsborough County, FL, School District Sales Tax Revenue, Prerefunded, 5.375%, 10/1/2016 (b)	1,000,000	1,122,230
Jacksonville, FL, Health Facilities Authority:
Prerefunded, 11.5%, 10/1/2012	55,000	57,777
Prerefunded, ETM, 11.5%, 10/1/2012	85,000	129,091
Jacksonville, FL, Sales & Special Tax Revenue, Local Government:
5.5%, 10/1/2014 (b)	3,000,000	3,364,260
5.5%, 10/1/2015 (b)	4,730,000	5,492,902
5.5%, 10/1/2016 (b)	6,760,000	7,887,973
5.5%, 10/1/2018 (b)	6,470,000	7,600,762
Lee County, FL, Transportation Facilities, Series A, 5.0%, 10/1/2027 (b)	8,000,000	8,556,480
Leesburg, FL, Utilities Revenue, 5.0%, 10/1/2029 (b)	800,000	851,816
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016 (b)	1,350,000	857,007
Miami Beach, FL, Stormwater Revenue, 5.75%, 9/1/2017 (b)	725,000	816,604
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, 5.0%, 4/1/2031 (b)	5,910,000	6,266,787
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014 (b)	2,195,000	1,435,837
Series A, Zero Coupon, 10/1/2022 (b)	7,000,000	2,881,270
Nassau County, FL, ICF/MR-Intercare Facilities Mentally Retarded Revenue, GF/Amelia Island Properties Project, Series A, 9.75%, 1/1/2023	935,000	946,136
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
5.75%, 12/1/2032	1,000,000	1,077,180
Series A, 6.25%, 10/1/2018 (b)	500,000	615,645
Series C, 6.25%, 10/1/2021 (b)	6,000,000	7,528,560
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016 (b)	2,830,000	3,515,228
Orange County, FL, Hospital & Healthcare Revenue, Health Facilities Authority, Orlando Regional Healthcare, Series A, 6.25%, 10/1/2016 (b)	1,170,000	1,418,414
Orlando & Orange County, FL, Expressway Authority Revenue, 6.5%, 7/1/2012 (b)	1,000,000	1,196,090
Orlando, FL, Electric Revenue, Community Utilities, 6.75%, 10/1/2017	6,500,000	8,029,125
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	500,000	506,035
Palm Beach County, FL, Airport Revenue:
5.75%, 10/1/2012 (b)	5,000,000	5,741,000
5.75%, 10/1/2013 (b)	5,000,000	5,787,250
Palm Beach County, FL, Airport System Revenue, 5.75%, 10/1/2014 (b)	1,000,000	1,167,800
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015 (b)	110,000	142,988
Pembroke Pines, FL, Public Improvement Revenue, Series A, 5.0%, 10/1/2029 (b)	1,755,000	1,868,671
Pinellas County, FL, Health Facilities Authority Revenue, Hospital Facilities, Bayfront Projects, 2.99%*, 7/1/2034, SunTrust Bank (c)	1,410,000	1,410,000
Riviera Beach, FL, Utility Special District, Water & Sewer Revenue, 5.0%, 10/1/2029 (b)	3,995,000	4,253,756
Sunrise, FL, Water & Sewer Revenue, Utility Systems, 5.5%, 10/1/2018 (b)	12,500,000	14,520,875
Tallahassee, FL, Energy System Revenue:
Series A, 5.25%, 10/1/2014 (b)	1,000,000	1,133,580
5.5%, 10/1/2016 (b)	1,005,000	1,168,644
Tampa, FL, Bay Water Utility Systems Revenue, Prerefunded, 5.625%, 10/1/2013 (b)	1,850,000	2,102,414
Tampa, FL, Occupational License Tax, Series A, 5.375%, 10/1/2017 (b)	1,000,000	1,116,530
Tampa, FL, Sales Tax Revenue, Series A, 5.375%, 10/1/2017 (b)	500,000	556,980
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020 (b)	2,075,000	2,508,052
Tampa, FL, Utility Tax Revenue, Zero Coupon, 10/1/2014 (b) (e)	3,165,000	2,199,992
Westchase, FL, Community Development District, Special Assessment Revenue, 5.8%, 5/1/2012 (b)	2,965,000	3,100,500
		211,826,960
Georgia 1.4%
Atlanta, GA, Airport Revenue AMT:
Series B, 5.75%, 1/1/2010 (b)	4,240,000	4,650,941
Series B, 5.75%, 1/1/2011 (b)	1,590,000	1,750,590
Series C, 6.0%, 1/1/2011 (b)	7,375,000	8,193,920
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019 (b)	13,000,000	15,332,070
Cobb County, GA, Hospital & Healthcare Revenue, Series A, 5.625%, 4/1/2011 (b)	2,305,000	2,540,479
Fulton County, GA, Single Family Housing Revenue:
Series A, AMT, 6.55%, 3/1/2018	20,000	20,169
Series A, AMT, 6.6%, 3/1/2028	260,000	263,146
Georgia, Municipal Electric Authority Power Revenue:
Series 2005-Y, Prerefunded, 6.4%, 1/1/2013 (b)	35,000	40,791
Series 2005-Y, 6.4%, 1/1/2013 (b)	3,270,000	3,822,662
Series Y, Prerefunded, ETM, 6.4%, 1/1/2013 (b)	195,000	228,616
Series V, 6.5%, 1/1/2012 (b)	5,000,000	5,691,600
Series X, 6.5%, 1/1/2012 (b)	3,500,000	3,964,695
Series W, 6.6%, 1/1/2018 (b)	11,270,000	13,859,959
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, ETM, 6.6%, 1/1/2018 (b)	200,000	247,424
Macon-Bibb County, GA, Hospital & Healthcare Revenue, Series C, 5.25%, 8/1/2011 (b)	3,000,000	3,326,880
		63,933,942
Hawaii 0.0%
Hawaii, State General Obligation, Series CU, Prerefunded, 5.875%, 10/1/2014 (b)	1,500,000	1,701,120
Illinois 9.9%
Chicago, IL, Core City General Obligation:
City Colleges, Zero Coupon, 1/1/2017 (b)	20,000,000	12,287,600
Series B, 5.0%, 1/1/2011 (b)	1,620,000	1,764,941
Series B, 5.125%, 1/1/2015 (b)	9,550,000	10,588,085
Series A, 5.375%, 1/1/2013 (b)	15,410,000	17,052,244
6.25%, 1/1/2011 (b)	3,000,000	3,391,320
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014 (b)	5,000,000	5,652,150
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016 (b)	11,025,000	13,159,219
Series A, 6.0%, 1/1/2020 (b)	46,340,000	55,885,577
Series A, 6.25%, 1/1/2009 (b)	6,735,000	7,459,888
Series A, 6.25%, 1/1/2015 (b)	28,725,000	33,851,838
Chicago, IL, School District General Obligation Lease, Public Housing Revenue, Series A, 5.25%, 12/1/2011 (b)	9,705,000	10,787,787
Chicago, IL, School District General Obligation, Board of Education:
Series B, Zero Coupon, 12/1/2009 (b)	7,615,000	6,568,318
Series A, Zero Coupon, 12/1/2014 (b)	2,000,000	1,367,880
6.0%, 12/1/2016 (b)	5,000,000	5,323,050
Chicago, IL, School District Revenue Lease, Board of Education, 6.25%, 12/1/2011 (b)	1,600,000	1,867,280
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012 (b)	6,350,000	4,781,867
Zero Coupon, 11/1/2018 (b)	5,165,000	2,895,706
5.375%, 1/1/2013 (b)	3,215,000	3,614,496
Cook & Du Page Counties, IL, School District General Obligation, Zero Coupon, 12/1/2009 (b)	2,860,000	2,461,430
Cook County, IL, County General Obligation, 6.5%, 11/15/2014 (b)	18,560,000	22,757,344
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment Revenue:
Zero Coupon, 5/15/2006	4,500,000	4,331,250
Zero Coupon, 5/15/2007	15,460,000	14,306,375
Illinois, Airport Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 6/15/2011 (b)	895,000	722,462
Illinois, Health Facilities Authority, ETM, 7.0%, 2/15/2009	2,950,000	3,193,316
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015 (b)	3,300,000	2,220,471
Illinois, Development Finance Authority, Hospital & Healthcare Revenue, Adventist Health System:
5.5%, 11/15/2020	10,000,000	10,562,300
5.5%, 11/15/2029	5,475,000	5,708,399
Illinois, Development Finance Authority, Pollution Control Revenue, 5.85%, 1/15/2014 (b)	5,000,000	5,786,350
Illinois, Development Finance Authority, Sales & Special Tax Revenue, 7.5%, 11/15/2013	1,250,000	1,279,638
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,046,990
6.0%, 8/15/2007 (b)	1,460,000	1,549,834
6.0%, 8/15/2009 (b)	1,640,000	1,814,840
6.25%, 8/15/2013 (b)	3,400,000	3,935,806
Series A, 6.25%, 1/1/2015 (b)	17,000,000	19,563,260
6.4%, 6/1/2008 (b)	1,350,000	1,474,538
Illinois, Metropolitan Pier and Exposition Authority, Series A, ETM, Zero Coupon, 6/15/2011 (b)	2,900,000	2,342,330
Illinois, Project Revenue, Zero Coupon, 1/1/2014 (b)	17,975,000	12,794,785
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2016 (b)	10,000,000	6,382,000
Illinois, Sales & Special Tax Revenue:
6.25%, 12/15/2011 (b)	3,000,000	3,426,990
6.25%, 12/15/2020 (b)	6,975,000	8,589,224
Series A, 6.5%, 12/15/2007 (b)	4,765,000	5,175,409
Series A, 6.5%, 12/15/2008 (b)	5,255,000	5,862,268
Series P, 6.5%, 6/15/2013	2,100,000	2,442,006
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2013 (b)	7,565,000	5,564,133
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018 (b)	6,660,000	3,768,761
Illinois, State General Obligation, 5.5%, 5/1/2016 (b)	2,500,000	2,885,250
Illinois, Water & Sewer Revenue, Northwest Suburban Municipal Joint Action Water Agency, 6.45%, 5/1/2007 (b)	2,575,000	2,742,272
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012 (b)	2,500,000	2,855,400
Kane Cook & Du Page County, IL, School District General Obligation:
Series B, Zero Coupon, 1/1/2011 (b)	1,040,000	850,751
Series B, Zero Coupon, 1/1/2012 (b)	1,300,000	1,012,687
Series B, Zero Coupon, 1/1/2013 (b)	4,595,000	3,410,501
Kane County, IL, School District General Obligation, Aurora West Side, Series A, 6.5%, 2/1/2010 (b)	1,775,000	2,026,127
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017 (b)	1,885,000	2,335,779
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013 (b)	5,880,000	4,192,969
Series B, Zero Coupon, 12/1/2014 (b)	5,985,000	4,064,533
Northern, IL, Higher Education Revenue, University, Auxiliary Facilities System:
Zero Coupon, 10/1/2005 (b)	1,865,000	1,847,879
Zero Coupon, 10/1/2007 (b)	1,865,000	1,735,420
Oak Lawn, IL, Water & Sewer Revenue:
Zero Coupon, 10/1/2005 (b)	1,295,000	1,282,710
Zero Coupon, 10/1/2006 (b)	1,295,000	1,242,229
Rosemont, IL, Capital Appreciation Tax:
ETM, Series 3, Zero Coupon, 12/1/2005	5,575,000	5,497,730
Series 3, Zero Coupon, 12/1/2005 (b)	1,485,000	1,464,552
ETM, Series 3, Zero Coupon, 12/1/2007	2,100,000	1,947,771
Series 3, Zero Coupon, 12/1/2007 (b)	555,000	514,008
Rosemont, IL, Other General Obligation, Tax Increment, Zero Coupon, 12/1/2005 (b)	4,455,000	4,393,655
Skokie, IL, Other General Obligation, Park District, Series B, Zero Coupon, 12/1/2011 (b)	3,000,000	2,372,520
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	1,800,000	1,839,528
Will County, IL, Community Unit School District No. 201-U, ETM, Zero Coupon, 12/15/2006 (b)	3,725,000	3,562,478
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2011 (b)	4,145,000	3,265,473
Series B, Zero Coupon, 12/1/2012 (b)	2,480,000	1,859,975
Series B, Zero Coupon, 12/1/2013 (b)	12,030,000	8,600,728
Series B, Zero Coupon, 12/1/2014 (b)	10,255,000	6,983,860
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, Zero Coupon, 11/1/2015 (b)	8,000,000	5,220,480
Winnebago County, IL, School District General Obligation, District No. 122 Harlem-Loves, 6.55%, 6/1/2010 (b)	1,825,000	2,101,962
		439,470,982
Indiana 1.5%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016 (b)	10,160,000	11,621,719
Series B, 6.0%, 1/1/2012 (b)	1,750,000	2,016,875
Indiana, Health Facilities Financing Authority, ETM, 6.0%, 7/1/2010 (b)	1,035,000	1,169,157
Indiana, Higher Education Revenue, Series H, Zero Coupon, 8/1/2006 (b)	6,000,000	5,800,500
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	2,141,706
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,660,000	5,097,621
Prerefunded, ETM, 6.0%, 7/1/2005 (b)	1,535,000	1,539,037
ETM, 6.0%, 7/1/2005 (b)	485,000	486,256
Prerefunded, ETM, 6.0%, 7/1/2006 (b)	1,630,000	1,683,187
ETM, 6.0%, 7/1/2006 (b)	515,000	531,557
Prerefunded, ETM, 6.0%, 7/1/2007 (b)	1,725,000	1,830,328
ETM, 6.0%, 7/1/2007 (b)	545,000	577,428
Prerefunded, ETM, 6.0%, 7/1/2008 (b)	945,000	1,027,725
ETM, 6.0%, 7/1/2008 (b)	300,000	325,386
Prerefunded, ETM, 6.0%, 7/1/2009 (b)	980,000	1,087,986
ETM, 6.0%, 7/1/2009 (b)	310,000	342,845
ETM, 6.0%, 7/1/2010 (b)	325,000	365,586
Prerefunded, ETM, 6.0%, 7/1/2011 (b)	1,100,000	1,258,862
ETM, 6.0%, 7/1/2011 (b)	345,000	394,621
Prerefunded, ETM, 6.0%, 7/1/2012 (b)	1,165,000	1,349,839
ETM, 6.0%, 7/1/2012 (b)	370,000	426,821
Prerefunded, ETM, 6.0%, 7/1/2013 (b)	1,230,000	1,440,576
ETM, 6.0%, 7/1/2013 (b)	390,000	455,126
Prerefunded, ETM, 6.0%, 7/1/2014 (b)	1,310,000	1,548,918
ETM, 6.0%, 7/1/2014 (b)	410,000	483,209
Prerefunded, ETM, 6.0%, 7/1/2015 (b)	1,385,000	1,652,942
ETM, 6.0%, 7/1/2015 (b)	440,000	519,227
Prerefunded, ETM, 6.0%, 7/1/2016 (b)	1,470,000	1,771,350
ETM, 6.0%, 7/1/2016 (b)	465,000	551,485
Prerefunded, ETM, 6.0%, 7/1/2017 (b)	1,560,000	1,890,860
ETM, 6.0%, 7/1/2017 (b)	490,000	584,982
Prerefunded, ETM, 6.0%, 7/1/2018 (b)	1,655,000	2,015,112
ETM, 6.0%, 7/1/2018 (b)	520,000	622,471
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	3,120,000	3,907,675
Indiana, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.75%, 6/1/2012 (b)	4,550,000	5,221,171
Prerefunded, Series A, ETM, 7.25%, 6/1/2015	880,000	1,046,179
Indiana, Transportation/Tolls Revenue, Transportation Finance Authority, Prerefunded, Series A, 5.75%, 6/1/2012 (b)	450,000	509,872
Merrillville, IN, School District Revenue Lease, Multiple School Building Corp., First Mortgage, Zero Coupon, 1/15/2011 (b)	4,000,000	3,274,400
		68,570,597
Iowa 0.4%
Iowa, Project Revenue:
5.5%, 2/15/2015 (b)	10,530,000	12,137,404
5.5%, 2/15/2016 (b)	6,645,000	7,703,549
		19,840,953
Kansas 0.8%
Johnson County, KS, School District General Obligation, Series B, 5.5%, 9/1/2015 (b)	1,860,000	2,161,952
Kansas, Pollution Control Revenue, Development Financing Authority:
Series II, 5.5%, 5/1/2014	2,000,000	2,307,700
Series II, 5.5%, 11/1/2015	1,000,000	1,158,330
Series II, 5.5%, 11/1/2017	1,000,000	1,171,880
Kansas, Transportation/Tolls Revenue, Development Financing Authority, Series A, Prerefunded, 5.75%, 9/1/2013	8,235,000	9,278,045
Kansas City, KS, Electric Revenue, Utility Systems Revenue, Zero Coupon, 9/1/2006 (b)	1,375,000	1,326,985
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%, 1/1/2032	12,000,000	13,165,440
Saline County, KS, Unified School District No. 305, Salina:
Prerefunded, 5.5%, 9/1/2017 (b)	2,465,000	2,750,447
5.5%, 9/1/2017 (b)	775,000	861,661
		34,182,440
Kentucky 2.1%
Kentucky, Hospital & Healthcare Revenue, Norton Healthcare Inc., Economic Development Finance Authority:
Series C, Step-up Coupon, 0% to 10/1/2005, 5.6% to 10/1/2012 (b)	13,670,000	15,148,821
Series C, Step-up Coupon, 0% to 10/1/2005, 5.7% to 10/1/2013 (b)	8,245,000	9,249,323
Series C, Step-up Coupon, 0% to 10/1/2005, 5.8% to 10/1/2014 (b)	5,130,000	5,794,130
Series C, Step-up Coupon, 0% to 10/1/2005, 5.8% to 10/1/2015 (b)	5,235,000	5,870,058
Series C, Step-up Coupon, 0% to 10/1/2005, 5.9% to 10/1/2016 (b)	6,500,000	7,278,700
Kentucky, Project Revenue:
5.5%, 8/1/2017 (b)	6,770,000	7,907,699
5.5%, 8/1/2018 (b)	5,000,000	5,865,400
5.5%, 8/1/2019 (b)	6,870,000	8,086,127
5.5%, 8/1/2020 (b)	4,320,000	5,108,227
Kentucky, State Agency Revenue Lease, Property and Buildings Project No. 69:
Series A, Prerefunded, 5.375%, 8/1/2016 (b)	2,905,000	3,255,052
Series A, 5.375%, 8/1/2016 (b)	2,095,000	2,312,545
Kentucky, State Agency Revenue Lease, Property and Buildings Project No. 71:
5.5%, 8/1/2014	4,250,000	4,883,378
5.5%, 8/1/2015	4,000,000	4,606,000
Kentucky, State Revenue Lease, Property and Buildings Project No. 68, Prerefunded, 5.75%, 10/1/2015	5,375,000	6,062,946
		91,428,406
Louisiana 0.4%
Jefferson, LA, Sales & Special Tax Revenue:
5.75%, 12/1/2015 (b)	2,335,000	2,673,131
5.75%, 12/1/2016 (b)	2,465,000	2,821,957
5.75%, 12/1/2017 (b)	2,610,000	2,984,274
5.75%, 12/1/2018 (b)	2,760,000	3,151,865
Louisiana, Public Facilities Authority, Centenary College Louisiana Project:
Prerefunded, 5.75%, 2/1/2012	1,000,000	1,079,750
Prerefunded, 5.9%, 2/1/2017	1,000,000	1,083,570
New Orleans, LA, Other General Obligation, Zero Coupon, 9/1/2005 (b)	2,500,000	2,482,925
Orleans, LA, Sales & Special Tax Revenue, Levee, District Improvement Project, 5.95%, 11/1/2014 (b)	1,370,000	1,431,910
		17,709,382
Maine 0.1%
Maine, Transportation/Tolls Revenue, Turnpike Authority, 5.625%, 7/1/2017 (b)	4,350,000	4,901,058
Maryland 1.3%
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012 (b)	3,100,000	3,580,965
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	4,000,000	4,515,280
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.75%, 12/1/2031	37,000,000	39,206,680
Northeast, MD, Resource Recovery Revenue, Waste Disposal Authority:
7.2%, 1/1/2006 (b)	4,940,000	5,007,431
7.2%, 1/1/2007 (b)	3,390,000	3,436,104
		55,746,460
Massachusetts 5.0%
Massachusetts, Airport Revenue, Port Authority, AMT, Series B, 5.5%, 7/1/2012 (b)	3,025,000	3,265,699
Massachusetts, Airport Revenue, Port Authority, Delta Air Lines, Inc. Project, AMT, Series A, 5.5%, 1/1/2017 (b)	4,000,000	4,264,320
Massachusetts, Higher Education Revenue, Massachusetts Institute of Technology, 5.5%, 7/1/2022	9,000,000	10,802,070
Massachusetts, Higher Education Revenue, Building Authority Project:
Series 2, 5.5%, 11/1/2017 (b)	1,105,000	1,220,318
Series 2, 5.5%, 11/1/2018 (b)	1,400,000	1,544,648
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	5,500,000	7,005,130
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General, Hospital, Series F, 6.25%, 7/1/2012 (b)	1,000,000	1,113,750
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,950,000	5,006,628
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	1,265,000	1,792,619
Massachusetts, Port Authority Revenue, AMT, Delta Air Lines, Inc. Project, Series A, 5.5%, 1/1/2018 (b)	5,000,000	5,304,850
Massachusetts, Project Revenue, 9.2%, 12/15/2031	17,000,000	19,656,760
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, 9.15%, 12/15/2023	3,000,000	3,479,460
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, Zero Coupon, 12/15/2014	27,680,000	18,958,862
Massachusetts, State General Obligation, College Building Authority Project, Series A, 7.5%, 5/1/2010	4,110,000	4,896,613
Massachusetts, State General Obligation, Consolidated Loan:
Series D, 5.5%, 11/1/2018 (b)	4,000,000	4,688,680
Series D, 5.5%, 11/1/2019 (b)	7,500,000	8,818,050
Series D, 5.5%, 11/1/2020 (b)	2,000,000	2,361,700
Massachusetts, State General Obligation, Bay Transportation Authority:
Series A, 5.875%, 3/1/2015	10,075,000	11,785,030
Series B, 6.2%, 3/1/2016	17,450,000	20,828,669
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018 (b)	10,000,000	5,883,600
Massachusetts, Water & Sewer Revenue, Water Authority:
Series J, 5.5%, 8/1/2020 (b)	34,315,000	40,576,115
Series J, 5.5%, 8/1/2021 (b)	5,685,000	6,733,939
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 6.0%, 12/1/2011	10,000,000	11,411,000
Series A, 6.5%, 7/15/2009	2,625,000	2,970,923
Series A, 6.5%, 7/15/2019	13,710,000	16,878,792
		221,248,225
Michigan 1.7%
Detroit, MI, Core City General Obligation, Series B, 6.0%, 4/1/2016 (b)	2,865,000	3,254,984
Detroit, MI, School District General Obligation:
Series C, 5.25%, 5/1/2014 (b)	1,000,000	1,127,470
Series A, 5.5%, 5/1/2015 (b)	6,675,000	7,473,397
Series A, 5.5%, 5/1/2017 (b)	3,295,000	3,684,831
Detroit, MI, State General Obligation:
Series A-1, 5.375%, 4/1/2016 (b)	2,760,000	3,055,679
Series A-1, 5.375%, 4/1/2018 (b)	3,000,000	3,314,220
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015 (b)	8,710,000	5,807,741
Grand Rapids, MI, Water & Sewer Revenue, Water Supply, 5.75%, 1/1/2016 (b)	2,955,000	3,306,142
Michigan, Electric Revenue, Series A, 5.25%, 1/1/2018 (b)	11,000,000	12,482,910
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Gratiot Community Hospital, 6.1%, 10/1/2007	1,225,000	1,272,763
Michigan, Sales & Special Tax Revenue, State Trunk Line:
Series A, 5.5%, 11/1/2014 (b)	4,055,000	4,565,727
Series A, Prerefunded, 5.5%, 11/1/2016 (b)	9,545,000	10,747,193
Series A, 5.5%, 11/1/2017	7,000,000	8,203,160
Michigan, State General Obligation, 5.5%, 12/1/2015	5,875,000	6,842,730
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	1,910,000	2,048,284
		77,187,231
Minnesota 0.3%
New Hope, MN, Hospital & Healthcare Revenue, Masonic Home North Ridge, 5.9%, 3/1/2019	1,335,000	1,399,374
University of Minnesota, Higher Education Revenue:
Series A, 5.75%, 7/1/2017	3,240,000	3,870,115
Series A, 5.75%, 7/1/2018	6,760,000	8,112,744
		13,382,233
Mississippi 0.2%
Jones County, MS, Hospital & Healthcare Revenue, South Central Regional Medical Center, 5.5%, 12/1/2017	1,375,000	1,394,058
Mississippi, State General Obligation, 5.5%, 12/1/2015	6,000,000	6,994,020
		8,388,078
Missouri 1.4%
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	11,400,000	13,318,848
Missouri, Senior Care Revenue, Health & Educational Facilities Authority, 5.75%, 2/1/2017	3,250,000	3,395,210
Missouri, Transportation/Tolls Revenue:
Series A, 5.625%, 2/1/2014	2,000,000	2,249,220
Series A, 5.625%, 2/1/2016	3,125,000	3,477,406
Missouri, Water & Sewer Revenue, Environmental Improvement and Energy Resource Authority:
Series B, 5.5%, 7/1/2014	3,000,000	3,472,170
Series B, 5.5%, 7/1/2015	3,500,000	4,059,650
Series B, 5.5%, 7/1/2016	5,065,000	5,895,103
St. Louis, MO, Airport Revenue, Series A, 5.625%, 7/1/2017 (b)	6,000,000	6,687,780
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016 (b)	6,895,000	4,352,193
St. Louis, MO, Industrial Development Authority Revenue, St. Louis Convention Center, AMT:
Series A, 6.875%, 12/15/2020	2,500,000	1,905,675
Series A, 7.25%, 12/15/2035	5,000,000	3,785,750
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	5,140,000	5,868,184
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015 (b)	4,200,000	2,785,062
		61,252,251
Montana 0.1%
Montana, Higher Education Revenue, Series F, 6.0%, 5/15/2019 (b)	5,000,000	5,703,650
Nebraska 0.3%
Omaha, NE, Core City General Obligation, Series A, ETM, 6.5%, 12/1/2018	1,000,000	1,289,860
Omaha, NE, Public Power District, Electric Revenue, Series B, ETM, 6.2%, 2/1/2017	4,700,000	5,653,724
Omaha, NE, School District General Obligation, ETM:
Series A, 6.5%, 12/1/2015	1,480,000	1,860,656
Series A, 6.5%, 12/1/2016	1,000,000	1,270,580
Series A, 6.5%, 12/1/2017	4,000,000	5,124,400
		15,199,220
Nevada 0.9%
Clark County, NV, Airport Revenue, Airport Jet Aviation Fuel, AMT:
Series C, 5.375%, 7/1/2018 (b)	1,500,000	1,628,580
Series C, 5.375%, 7/1/2019 (b)	1,100,000	1,193,500
Series C, 5.375%, 7/1/2020 (b)	1,100,000	1,191,927
Henderson, NV, Hospital & Healthcare Revenue, Catholic Healthcare West, 5.375%, 7/1/2026	15,000,000	15,456,000
Las Vegas, NV, Transportation/Tolls Revenue, Monorail Department Business and Industry:
Zero Coupon, 1/1/2013 (b)	5,000,000	3,696,800
7.375%, 1/1/2040	15,000,000	15,727,050
		38,893,857
New Hampshire 0.2%
New Hampshire, Senior Care Revenue, Havenwood Heritage Heights, 7.35%, 1/1/2018	2,500,000	2,578,850
New Hampshire, Senior Care Revenue, Higher Education Revenue, Havenwood Heritage Heights, 7.45%, 1/1/2025	4,000,000	4,126,160
		6,705,010
New Jersey 5.9%
Atlantic City, NJ, School District General Obligation, Board of Education, 6.1%, 12/1/2014 (b)	4,500,000	5,417,685
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.5%, 6/15/2031	3,000,000	3,162,600
5.75%, 6/15/2034	2,455,000	2,630,852
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (b)	7,140,000	7,693,207
Series A, 5.0%, 7/1/2023 (b)	8,845,000	9,509,348
New Jersey, Economic Development Authority Revenue, School Facilities Construction, Series I, 5.0%, 9/1/2027 (b)	4,000,000	4,471,080
New Jersey, Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, AMT, 6.4%, 9/15/2023	7,500,000	6,573,900
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, 5.8%, 11/1/2023 (b) (d)	5,000,000	5,698,300
New Jersey, Highway Authority Revenue, Garden State Parkway, ETM, 6.5%, 1/1/2011	2,656,000	2,906,248
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	1,029,400
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	9,245,000	9,359,083
New Jersey, Senior Care Revenue, Economic Development Authority, United Methodist Homes, 5.5%, 7/1/2019	4,000,000	4,003,320
New Jersey, Special Assessment Revenue, 6.75%, 6/1/2039	35,480,000	38,642,687
New Jersey, State Agency General Obligation Lease, Transportation Trust Fund Authority, Series A, 5.625%, 6/15/2014	3,555,000	4,078,687
New Jersey, State General Obligation:
5.25%, 7/1/2016	5,000,000	5,677,300
Series H, 5.25%, 7/1/2017	14,665,000	16,686,717
New Jersey, Tobacco Settlement Filing Corp., 6.25%, 6/1/2043	28,000,000	28,951,160
New Jersey, Transportation Trust Fund Authority, Transportation System, Series C, 5.5%, 6/15/2023	15,000,000	17,198,100
New Jersey, Transportation/Tolls Revenue:
Series C, 5.5%, 12/15/2015 (b)	5,000,000	5,782,800
Series A, 144A, 5.75%, 6/15/2017	8,000,000	9,406,800
New Jersey, Transportation/Tolls Revenue, Federal Transportation Administration Grants, Series B, 5.75%, 9/15/2013 (b)	11,000,000	12,405,580
New Jersey, Turnpike Authority, Turnpike Revenue:
Series C, Prerefunded, ETM, 6.5%, 1/1/2016 (b)	38,720,000	46,892,243
Series C, 6.5%, 1/1/2016 (b)	10,750,000	13,095,758
		261,272,855
New Mexico 0.2%
Albuquerque, NM, Hospital & Healthcare Revenue, Southwest Community Health Services, Prerefunded, 10.125%, 8/1/2012	3,135,000	3,637,948
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, Series E2, AMT, 6.8%, 3/1/2031	4,445,000	4,719,434
		8,357,382
New York 6.8%
Nassau County, NY, Sales & Special Tax Revenue, Interim Finance Authority:
Series A, Prerefunded, 5.75%, 11/15/2015	3,060,000	3,468,173
Series A, Prerefunded, 5.75%, 11/15/2016 (b)	4,250,000	4,816,908
New York, Core City General Obligation, 5.875%, 2/15/2019	385,000	397,574
New York, Electric Revenue, ETM, Zero Coupon, 6/1/2009 (b)	2,050,000	1,817,305
New York, Higher Education Revenue, 5.75%, 7/1/2013	10,000,000	11,352,600
New York, Higher Education Revenue, Dormitory Authority:
Series B, 5.25%, 5/15/2019 (b)	11,860,000	13,549,813
Series F, Prerefunded, 5.375%, 7/1/2007	465,000	488,817
Series F, 5.375%, 7/1/2007	1,535,000	1,605,364
New York, Higher Education Revenue, Dormitory Authority, City University:
Series A, 5.625%, 7/1/2016 (b)	5,075,000	5,923,743
Series B, 6.0%, 7/1/2014 (b)	7,000,000	8,348,410
New York, Sales & Special Tax Revenue, Thruway Authority, Series A, 5.5%, 3/15/2018	5,000,000	5,591,350
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,742,835
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,280,260
New York, Senior Care Revenue, Metropolitan Transportation Authority, Series O, ETM, 5.75%, 7/1/2013 (b)	6,775,000	7,673,771
New York, Series J, Prerefunded, 5.875%, 2/15/2019	3,015,000	3,124,836
New York, State Agency General Obligation Lease, Dormitory Authority, City University:
Prerefunded, 5.25%, 5/15/2017 (b)	3,500,000	3,886,155
Series D, ETM, 7.0%, 7/1/2009 (b)	2,985,000	3,200,248
Series C, 7.5%, 7/1/2010 (b)	5,750,000	6,424,245
New York, State Agency General Obligation Lease, Metropolitan Transportation Authority, Series A, ETM, 6.0%, 4/1/2020 (b)	5,000,000	6,138,850
New York, State Agency General Obligation Lease, Urban Development Authority, Correctional Facilities, Series A, 6.5%, 1/1/2011 (b)	4,500,000	5,247,360
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,263,948
New York, State Environmental Facilities, State Personal Income Tax Revenue, Series A, 5.0%, 12/15/2023 (b)	2,450,000	2,641,664
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,329,510
New York, State General Obligation, Tobacco Settlement Financing Corp.:
Series A-1, 5.25%, 6/1/2022 (b)	2,600,000	2,827,136
Series A-1, 5.5%, 6/1/2019	6,850,000	7,669,397
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority:
Series C, Prerefunded, 5.125%, 7/1/2013 (b)	5,000,000	5,568,742
5.5%, 11/15/2018 (b)	5,000,000	5,642,400
New York, Transportation/Tolls Revenue, Transportation Authority:
Series E, 5.5%, 11/15/2020 (b)	3,750,000	4,175,887
Series E, 5.5%, 11/15/2021 (b)	6,000,000	6,681,420
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority, Series Y, ETM, 5.5%, 1/1/2017	5,050,000	5,859,566
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	4,560,000	4,609,385
New York and New Jersey, Port Authority Revenue:
AMT, 6.0%, 7/1/2013	6,555,000	6,800,222
AMT, 6.0%, 7/1/2015	2,500,000	2,601,450
AMT, Series 4, 7.0%, 10/1/2007	1,100,000	1,159,807
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series C, 5.0%, 6/15/2027 (b)	12,065,000	12,945,866
Series B, 5.0%, 6/15/2028 (b)	16,000,000	17,094,560
New York, NY, City Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	10,000,000	10,294,500
New York, NY, Core City General Obligation:
Series G, Zero Coupon, 8/1/2009 (b)	4,995,000	4,380,965
Series F, 5.25%, 8/1/2016	5,000,000	5,387,000
Series C, 5.375%, 11/15/2017 (b)	5,000,000	5,323,650
Series A, 5.75%, 8/1/2016	6,350,000	7,113,778
Series G, 6.75%, 2/1/2009	2,000,000	2,243,540
New York, NY, General Obligation:
Series M, 5.0%, 4/1/2016 (b)	4,620,000	5,093,042
Series M, 5.0%, 4/1/2017 (b)	9,675,000	10,607,283
Series G, 5.0%, 12/1/2023	8,000,000	8,487,440
Prerefunded, Series A, 6.5%, 5/15/2012	6,215,000	7,255,764
Series A, 6.5%, 5/15/2012	785,000	894,617
Prerefunded, Series E, ETM, 7.0%, 12/1/2007 (b)	1,385,000	1,385,000
New York, NY, State General Obligation, Series A, 5.25%, 3/15/2015	2,500,000	2,758,425
New York, NY, Water & Sewer Revenue, Municipal Water Financial Authority, Series A, 5.375%, 6/15/2019	25,000,000	27,778,250
Suffolk County, NY, Water & Sewer Revenue, Industrial Development Agency, 6.0%, 2/1/2007 (b)	8,000,000	8,400,560
		300,353,391
North Carolina 1.3%
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018	4,165,000	4,677,587
Charlotte, NC, Water & Sewer Revenue:
5.5%, 6/1/2014	3,105,000	3,514,456
5.5%, 6/1/2017	3,255,000	3,653,184
North Carolina, Electric Revenue, 5.25%, 1/1/2020 (b)	4,000,000	4,376,160
North Carolina, Electric Revenue, Catawba Municipal Power Agency, 6.0%, 1/1/2011 (b)	8,235,000	9,380,324
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018 (b)	8,775,000	10,588,617
Series B, 6.0%, 1/1/2022 (b)	18,775,000	23,074,663
		59,264,991
Ohio 2.3%
Akron, OH, Higher Education Revenue, Prerefunded, 5.75%, 1/1/2013 (b)	2,365,000	2,657,267
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012 (b)	1,000,000	1,153,970
Avon, OH, School District General Obligation, 6.5%, 12/1/2015 (b)	940,000	1,173,609
Batavia, OH, Local School District, Prerefunded, 7.0%, 12/1/2014 (b)	500,000	520,410
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015 (b)	1,500,000	1,851,180
Big Walnut, OH, School District General Obligation, Local School District, Zero Coupon, 12/1/2012 (b)	420,000	315,785
Cincinnati, OH, Higher Education Revenue, General Receipts:
Series T, 5.5%, 6/1/2012	1,280,000	1,445,606
Series A, 5.75%, 6/1/2015 (b)	2,000,000	2,292,720
Series A, 5.75%, 6/1/2016 (b)	1,500,000	1,719,540
Cincinnati, OH, Water & Sewer Revenue, 5.5%, 12/1/2017	1,000,000	1,108,420
Cleveland, OH, Electric Revenue, Public Power Systems Revenue, Series 1, 6.0%, 11/15/2011 (b)	1,050,000	1,215,459
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	1,001,700
Cleveland, OH, Water & Sewer Revenue, Series J, 5.375%, 1/1/2016 (b)	2,000,000	2,214,400
Cleveland-Cuyahoga County, OH, Port Authority Revenue, AMT, ETM, 6.0%, 3/1/2007	1,590,000	1,649,641
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	500,000	590,840
Cuyahoga County, OH, County General Obligation Lease, 5.0%, 12/1/2020	1,000,000	1,094,080
Cuyahoga County, OH, Multi-Family Housing Revenue, Dale Bridge Apartments, AMT, 6.5%, 10/20/2020	1,000,000	1,025,970
Dublin, OH, School District General Obligation, Zero Coupon, 12/1/2011 (b)	1,095,000	871,510
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	90,000	96,623
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017 (b)	320,000	394,669
Franklin County, OH, Hospital & Healthcare Revenue, Presbyterian Services:
5.25%, 7/1/2008	500,000	522,595
5.5% , 7/1/2017	1,000,000	1,034,390
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	500,000	595,400
Green Springs, OH, Senior Care Revenue, Hospital & Healthcare Facilities Revenue, Series A, 7.0%, 5/15/2014	4,300,000	4,081,001
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025	4,405,000	3,904,196
Hilliard, OH, School District General Obligation, Series A, Zero Coupon, 12/1/2012 (b)	1,655,000	1,251,511
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012 (b)	1,005,000	760,986
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014 (b)	570,000	388,615
Liberty, OH, School District General Obligation, Zero Coupon, 12/1/2012 (b)	255,000	192,800
Lorain County, OH, Hospital Revenue, Series A, Prerefunded, 5.9%, 12/15/2008	820,000	830,906
Lorain County, OH, Lakeland Community Hospital, Inc., ETM, 6.5%, 11/15/2012	790,000	803,714
Lucas County, OH, Hospital & Healthcare Revenue, Presbyterian:
Series A, 6.625%, 7/1/2014	2,000,000	2,096,080
Series A, 6.75%, 7/1/2020	2,000,000	2,094,060
Miami County, OH, Hospital & Healthcare Revenue, Upper Valley Medical Center, Series C, 6.25%, 5/15/2013	1,000,000	1,041,060
Napoleon, OH, Hospital & Healthcare Revenue, Lutheran Orphans Home, 6.875%, 8/1/2023	350,000	357,882
North Olmstead, OH, Other General Obligation, 6.2%, 12/1/2011 (b)	2,000,000	2,273,060
Ohio, Higher Education Revenue, Series A, 6.5%, 7/1/2008	2,325,000	2,561,801
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,187,460
Series B, 6.5%, 10/1/2020	2,250,000	2,827,035
Ohio, Higher Education Revenue, General Receipts:
Series A, 6.0%, 12/1/2016	1,000,000	1,121,350
Series A, 6.0%, 12/1/2017	1,060,000	1,188,631
Ohio, Higher Education Revenue, University of Findlay Project, 6.125%, 9/1/2016	400,000	409,724
Ohio, Higher Education Revenue, University of Ohio, General Receipts, 5.75%, 6/1/2016 (b)	1,250,000	1,401,638
Ohio, Higher Education Revenue, Xavier University, 6.0%, 5/15/2011 (b)	240,000	257,909
Ohio, Mortgage Revenue, Single Family Housing Finance Agency, Prerefunded, Zero Coupon, 1/15/2015 (b)	7,875,000	4,898,145
Ohio, School District General Obligation, 6.0%, 12/1/2019 (b)	475,000	572,104
Ohio, State Agency Revenue Lease, Administrative Building Funds Project:
Series A, 5.5%, 10/1/2015 (b)	4,370,000	4,863,723
Series A, 5.5%, 10/1/2016 (b)	3,790,000	4,218,194
Series A, 5.5%, 10/1/2018 (b)	3,695,000	4,103,593
Ohio, State Agency Revenue Lease, Building Authority, Juvenile Correctional Facility, Series A, 5.5%, 4/1/2016	3,665,000	4,057,705
Ohio, State General Obligation, 6.0%, 8/1/2010	1,000,000	1,135,370
Ohio, State General Obligation Lease, Higher Education Revenue, Series B, Prerefunded, 5.625%, 5/1/2015	1,000,000	1,115,850
Ohio, Transportation/Tolls Revenue, Series A, 5.5%, 2/15/2017 (b)	6,925,000	8,067,833
Ohio, Water & Sewer Revenue, Bay Shore Project, AMT, Series A, 5.875%, 9/1/2020	4,050,000	4,087,179
South Euclid Lyndhurst, OH, School District General Obligation, 6.4%, 12/1/2018 (b)	535,000	572,744
Springboro, OH, School District General Obligation, Community City School District, 6.0%, 12/1/2011 (b)	500,000	560,140
Toledo, OH, Other General Obligation, Macys Project, AMT, Series A, 6.35%, 12/1/2025 (b)	1,000,000	1,093,500
Tuscarawas Valley, OH, School District General Obligation, Prerefunded, 6.6%, 12/1/2015 (b)	365,000	379,180
Wayne, OH, School District General Obligation:
6.45%, 12/1/2011 (b)	155,000	177,281
6.6%, 12/1/2016 (b)	200,000	251,462
Willoughby, OH, Senior Care Revenue, Industrial Development Revenue, Series A, 6.875%, 7/1/2016	2,825,000	2,885,540
Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013 (b)	930,000	670,456
		101,287,202
Oklahoma 0.9%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority:
5.75%, 8/15/2006	1,275,000	1,314,193
6.0%, 8/15/2014	2,695,000	2,811,640
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023 (b)	23,125,000	28,393,337
Tulsa, OK, Hospital & Healthcare Revenue, Industrial Development Authority, Zero Coupon, 12/1/2006 (b)	6,430,000	6,157,304
		38,676,474
Oregon 0.4%
Chemeketa, OR, School District General Obligation, ETM, 5.5%, 6/1/2015 (b)	2,600,000	3,022,474
Oregon, Transportation/Tolls Revenue:
5.75%, 11/15/2015	1,435,000	1,622,569
5.75%, 11/15/2016	3,140,000	3,550,429
Portland, OR, Sewer System Revenue, Series B, 5.0%, 6/1/2017 (b)	10,000,000	11,065,200
		19,260,672
Pennsylvania 2.7%
Allegheny County, PA, Airport Revenue, Pittsburgh International Airport, AMT, Series A, 5.75%, 1/1/2013 (b)	3,080,000	3,439,067
Allegheny County, PA, Port Authority Revenue:
5.5%, 3/1/2015 (b)	2,000,000	2,229,500
5.5%, 3/1/2016 (b)	1,000,000	1,114,750
5.5%, 3/1/2017 (b)	1,000,000	1,113,640
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014 (b)	1,000,000	1,157,430
Bucks County, PA, Water & Sewer Authority Revenue, ETM, 6.375%, 12/1/2008	240,000	250,656
Delaware County, PA, Senior Care Revenue, Hospital & Healthcare Revenue, White Horse Village, Series A, 6.6%, 7/1/2006	1,000,000	1,015,830
Erie County, PA, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,079,790
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017 (b)	3,700,000	2,253,707
Indiana County, PA, Pollution Control Revenue, Industrial Development Authority, 5.35%, 11/1/2010 (b)	1,000,000	1,109,000
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	1,000,000	1,090,360
Mckean County, PA, Hospital & Healthcare Revenue, Bradford Hospital Project, 5.95%, 10/1/2008	2,305,000	2,354,972
New Castle, PA, Hospital & Healthcare Revenue, Area Hospital Authority, Jameson Memorial Hospital, 6.0%, 7/1/2010 (b)	845,000	950,524
Pennsylvania, Core City General Obligation, Regional Finance Authority Local Government, 5.75%, 7/1/2032	28,000,000	33,214,720
Pennsylvania, Higher Education Revenue, Ursinus College, Prerefunded:
5.85%, 1/1/2017	1,475,000	1,569,415
5.9%, 1/1/2027	3,400,000	3,620,252
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	7,340,000	8,160,318
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority:
Series A, ETM, 6.0%, 9/1/2019 (b)	2,200,000	2,692,580
Series A, 6.7%, 9/1/2014	3,750,000	3,834,375
Series A, 6.75%, 9/1/2019	8,775,000	8,972,086
Pennsylvania, State Agency Revenue Lease, Industrial Development Authority, Economic Development, 5.8%, 7/1/2008 (b)	4,875,000	5,277,139
Pennsylvania, State General Obligation, 6.25%, 7/1/2010	1,000,000	1,145,800
Pennsylvania, State Turnpike Commission, Oil Franchise Tax Revenue, Series B, 5.0%, 12/1/2031 (b)	7,105,000	7,520,856
Pennsylvania, Transportation/Tolls Revenue, 5.25%, 7/1/2019	2,000,000	2,251,260
Pennsylvania, Transportation/Tolls Revenue, Community Turnpike, Series S, 5.625%, 6/1/2014	3,750,000	4,261,125
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (b)	1,750,000	1,982,120
Philadelphia, PA, Industrial Development Authority Revenue, Doubletree Commercial Development, Series A, 6.5%*, 10/1/2027	1,000,000	1,033,510
Philadelphia, PA, Water & Sewer Revenue, 6.25%, 8/1/2010 (b)	1,000,000	1,145,160
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014 (b)	1,500,000	1,672,800
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014 (b)	150,000	177,879
Westmoreland County, PA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.375%, 7/1/2011 (b)	7,300,000	7,899,622
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017 (b)	6,230,000	3,751,083
		119,341,326
Puerto Rico 0.3%
Puerto Rico, Electric Revenue, 5.375%, 7/1/2018 (b)	8,710,000	10,118,581
Puerto Rico Commonwealth, General Obligation, 6.25%, 7/1/2013 (b)	1,850,000	2,224,921
Puerto Rico Commonwealth, General Obligation, Public Building Authority, Series A, ETM, 6.25%, 7/1/2013 (b)	1,000,000	1,201,880
		13,545,382
Rhode Island 0.9%
Rhode Island, Economic Protection Corp., Special Obligation:
Series B, ETM, 5.8%, 8/1/2011 (b)	1,025,000	1,171,913
Series B, ETM, 5.8%, 8/1/2012 (b)	2,500,000	2,896,225
Series B, ETM, 5.8%, 8/1/2013 (b)	7,340,000	8,579,800
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015 (b)	22,000,000	24,561,460
Rhode Island, Water & Sewer Revenue, Clean Water Protection Agency, Revolving Fund, Series A, 5.4%, 10/1/2015 (b)	2,000,000	2,259,400
		39,468,798
South Carolina 1.0%
Lexington County, SC, Hospital & Healthcare Revenue, 5.5%, 11/1/2032	4,515,000	4,784,455
Piedmont, SC, Electric Revenue, Municipal Power Agency:
ETM, 5.5%, 1/1/2012 (b)	2,190,000	2,477,788
5.5%, 1/1/2012 (b)	2,810,000	3,145,711
Series A, ETM, 6.5%, 1/1/2016 (b)	430,000	536,128
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Palmetto Health Alliance:
Series C, 7.0%, 8/1/2030	7,740,000	8,980,103
Series A, Prerefunded, 7.375%, 12/15/2021	4,500,000	5,520,825
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
Prerefunded, ETM, 6.75%, 1/1/2019 (b)	1,460,000	1,909,082
6.75%, 1/1/2019 (b)	2,065,000	2,641,775
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	7,550,000	7,737,013
South Carolina, Transportation/Tolls Revenue, Transportation Infrastructure, Series A, 5.5%, 10/1/2018 (b)	5,300,000	5,892,434
		43,625,314
Tennessee 0.7%
Knox County, TN, Hospital & Healthcare Revenue, Fort Sanders Alliance:
5.75%, 1/1/2011 (b)	15,405,000	17,289,648
5.75%, 1/1/2014 (b)	2,000,000	2,305,440
6.25%, 1/1/2013 (b)	4,000,000	4,709,480
7.25%, 1/1/2009 (b)	3,750,000	4,263,600
Shelby County, TN, County General Obligation, Zero Coupon, 8/1/2014	4,965,000	3,461,201
		32,029,369
Texas 5.8%
Abilene, TX, Senior Care Revenue, Sears Methodist Retirement, Health Facilities Development, Series A, 5.875%, 11/15/2018	3,250,000	3,306,680
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 6.75%, 4/1/2027	21,745,000	10,301,694
Austin, TX, School District General Obligation, Independent School District, 5.0%, 8/1/2015	2,000,000	2,226,080
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012 (b)	13,520,000	10,204,085
Boerne, TX, School District General Obligation Lease, Independent School District:
Zero Coupon, 2/1/2014	2,785,000	1,975,846
Zero Coupon, 2/1/2016	3,285,000	2,110,777
Brownsville, TX, Electric Revenue, Utility Systems, 6.25%, 9/1/2010 (b)	4,085,000	4,672,913
Cedar Hill, TX, School District General Obligation:
Zero Coupon, 8/15/2009	1,500,000	1,267,485
Zero Coupon, 8/15/2010	3,130,000	2,488,381
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2012	5,750,000	4,476,087
Series A, Zero Coupon, 2/15/2013	8,840,000	6,569,358
Series A, Zero Coupon, 2/15/2014	6,000,000	4,257,480
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016 (b)	1,595,000	504,275
Galveston County, TX, County General Obligation, 5.5%, 2/1/2014 (b)	1,675,000	1,872,667
Galveston County, TX, County General Obligation, Justice Center and Public Safety Building, 5.5%, 2/1/2014 (b)	2,235,000	2,498,752
Grapevine-Colleyville, TX, School District General Obligation, Zero Coupon, 8/15/2010	2,160,000	1,805,846
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017 (b)	3,910,000	2,327,662
Harris County, TX, Health Facilities Development Corp. Revenue, The Methodist System, Series B, 2.98%*, 12/1/2032	5,000,000	5,000,000
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Medical Center Project, 6.25%, 5/15/2010 (b)	3,000,000	3,396,780
Hidalgo County, TX, Hospital & Healthcare Revenue, Health Services Mission Hospital, 6.875%, 8/15/2026	2,880,000	3,142,858
Houston, TX, Airport Revenue, Continental Airlines Project, AMT, Series C, 5.7%, 7/15/2029	2,000,000	1,508,900
Houston, TX, School District General Obligation, Series A, Zero Coupon, 2/15/2015	26,000,000	16,361,800
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029	3,100,000	2,789,504
Houston, TX, Utility Systems Revenue:
Series A, 5.25%, 5/15/2020 (b)	8,000,000	8,793,760
Series A, 5.25%, 5/15/2021 (b)	10,000,000	10,952,600
Series A, 5.25%, 5/15/2022 (b)	30,000,000	32,763,300
Houston, TX, Water & Sewer Revenue:
Series C, Zero Coupon, 12/1/2009 (b)	14,750,000	12,739,575
Series C, Zero Coupon, 12/1/2010 (b)	5,000,000	4,139,600
Series C, Zero Coupon, 12/1/2012 (b)	4,350,000	3,277,377
Series A, 5.5%, 12/1/2016 (b)	10,000,000	11,146,400
Prerefunded, 5.75%, 12/1/2015 (b)	5,000,000	5,794,350
Series B, Prerefunded, 5.75%, 12/1/2016 (b)	4,500,000	5,214,915
Lubbock, TX, Health Facilities Development Corp., Methodist Hospital:
Series B, ETM, 5.6%, 12/1/2007 (b)	2,415,000	2,570,260
Series B, ETM, 5.625%, 12/1/2008 (b)	4,400,000	4,786,848
Montgomery County, TX Prerefunded, ETM, Zero Coupon, 9/1/2005 (b)	685,000	680,287
Montgomery County, TX, County General Obligation Lease, Zero Coupon, 9/1/2005 (b)	2,790,000	2,770,777
Northeast, TX, Hospital & Healthcare Revenue, Northeast Medical Center, 6.0%, 5/15/2010 (b)	2,180,000	2,444,696
Northside, TX, General Obligation Independent School District:
Prerefunded, 5.5%, 2/15/2014	1,420,000	1,588,227
5.5%, 2/15/2014	1,265,000	1,405,466
Texas, Electric Revenue:
ETM, Zero Coupon, 9/1/2017 (b)	120,000	71,946
Zero Coupon, 9/1/2017 (b)	5,880,000	3,512,712
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016 (b)	18,300,000	11,502,831
Texas, Multi-Family Housing Revenue, Department Housing & Community Affairs, Series A, Prerefunded, 6.4%, 1/1/2027	3,350,000	3,591,100
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016 (b)	375,000	236,498
Texas, Other General Obligation, 7.0%, 9/15/2012	6,932,504	7,099,161
Texas, School District General Obligation, Community College District:
5.5%, 8/15/2014 (b)	3,145,000	3,548,346
5.5%, 8/15/2015 (b)	3,435,000	3,853,898
5.5%, 8/15/2017 (b)	4,060,000	4,546,916
Texas, Water & Sewer Revenue, Trinity River Authority:
5.5%, 2/1/2019 (b)	1,000,000	1,112,800
5.5%, 2/1/2022 (b)	4,725,000	5,257,980
Texas, Water & Sewer Revenue, Water Development Board Revenue, Series A, 5.625%, 7/15/2015	1,000,000	1,107,460
Waxahachie, TX, School District General Obligation, Independent School District:
Zero Coupon, 8/15/2012	4,120,000	3,137,216
Zero Coupon, 8/15/2013	2,060,000	1,497,558
		256,210,770
Utah 0.3%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015 (b)	1,500,000	2,049,480
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	27,948
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	1,500,000	1,718,895
Utah, Electric Revenue, Associated Municipal Power System:
Zero Coupon, 7/1/2006 (b)	5,895,000	5,714,554
Zero Coupon, 7/1/2007 (b)	3,750,000	3,517,913
Utah, Electric Revenue, Intermountain Power Agency, Series A, ETM, 5.0%, 7/1/2012 (b)	540,000	540,988
		13,569,778
Vermont 0.2%
Burlington, VT, Electric Revenue:
5.375%, 7/1/2013 (b)	4,800,000	5,406,624
5.375%, 7/1/2014 (b)	5,055,000	5,693,851
		11,100,475
Virgin Islands 0.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	1,500,000	1,709,925
Virginia 0.6%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	2,000,000	2,120,960
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Finance Authority, Series A, 7.5%, 10/1/2029	7,100,000	7,582,090
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, 6.125%, 7/1/2017 (b)	5,500,000	6,640,425
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018 (b)	3,000,000	3,350,910
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015 (b)	5,700,000	6,476,967
		26,171,352
Washington 3.0%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014 (b)	12,685,000	8,793,369
Clark County, WA, Electric Revenue, Public Utilities District No. 001 Generating Systems, ETM, 6.0%, 1/1/2008 (b)	2,200,000	2,360,270
Clark County, WA, General Obligation Hockinson School District No. 98:
Prerefunded, 6.125%, 12/1/2011 (b)	1,675,000	1,924,391
6.125%, 12/1/2011 (b)	1,515,000	1,726,463
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017 (b)	6,725,000	3,970,642
King and Snohomish Counties, WA, School District General Obligation, No. 417 Northshore, 5.6%, 12/1/2010 (b)	1,650,000	1,833,760
King County, WA, County General Obligation, Series B, Prerefunded, 6.625%, 12/1/2015	8,835,000	9,779,638
King County, WA, County General Obligation, Prerefunded, 6.625%, 12/1/2015	1,010,000	1,117,989
Port Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2014 (b)	4,000,000	4,613,120
Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2012 (b)	1,765,000	2,001,228
Skagit County, WA, School District General Obligation, District No. 100 Burlington Edison, 5.625%, 12/1/2015 (b)	4,925,000	5,494,872
Snohomish County, WA, School District General Obligation, 5.75%, 12/1/2011 (b)	3,485,000	3,974,921
Snohomish County, WA, School District General Obligation, School District No. 006 Mukilteo, 6.5%, 12/1/2007 (b)	3,325,000	3,607,293
Spokane County, WA, School District General Obligation, Series B, Zero Coupon, 12/1/2014 (b)	2,500,000	1,708,900
Washington, Electric Revenue, Series A, 5.5%, 7/1/2017 (b)	11,200,000	12,439,840
Washington, Electric Revenue, Public Power Supply System, Series A, 6.0%, 7/1/2007 (b)	7,000,000	7,430,290
Washington, Electric Revenue, Public Power Supply System Nuclear Project #2:
ETM, 5.7%, 7/1/2008 (b)	1,270,000	1,370,813
7.25%, 7/1/2006	415,000	433,841
Washington, Electric Revenue, Public Power Supply Systems:
Series A, Zero Coupon, 7/1/2005 (b)	4,125,000	4,115,430
Series A, Zero Coupon, 7/1/2006 (b)	1,380,000	1,337,192
Series B, Zero Coupon, 7/1/2006 (b)	5,555,000	5,383,851
Series A, Zero Coupon, 7/1/2007 (b)	4,375,000	4,102,218
Series A, Zero Coupon, 7/1/2010 (b)	5,860,000	4,905,113
Series A, Zero Coupon, 7/1/2011 (b)	4,200,000	3,386,586
Series B, 7.25%, 7/1/2009 (b)	10,300,000	11,342,463
Washington, Hospital & Healthcare Revenue, Healthcare Facilities Authority:
5.75%, 11/1/2007 (b)	7,350,000	7,811,727
5.8%, 11/1/2008 (b)	4,865,000	5,283,147
5.8%, 11/1/2009 (b)	4,595,000	5,073,937
5.8%, 11/1/2010 (b)	2,100,000	2,355,738
Washington, State General Obligation, Series 5, Zero Coupon, 1/1/2017 (b)	4,535,000	2,786,213
		132,465,255
West Virginia 0.1%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, 6.75%, 9/1/2030	590,000	654,558
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	2,410,000	2,845,174
		3,499,732
Wisconsin 1.8%
Milwaukee County, WI, Series A, ETM, Prerefunded, Zero Coupon, 12/1/2011 (b)	220,000	174,429
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
5.75%, 11/15/2007 (b)	1,500,000	1,596,375
6.0%, 11/15/2008 (b)	4,085,000	4,466,090
6.1%, 8/15/2008 (b)	4,580,000	4,994,490
6.1%, 8/15/2009 (b)	2,000,000	2,224,340
Series B, ETM, 6.25%, 1/1/2022 (b)	4,970,000	5,908,137
Series C, 6.25%, 1/1/2022 (b)	8,680,000	10,447,075
Series AA, 6.4%, 6/1/2008 (b)	2,335,000	2,553,906
Series AA, 6.45%, 6/1/2009 (b)	2,485,000	2,785,983
Series AA, 6.45%, 6/1/2010 (b)	2,650,000	3,029,904
Series AA, 6.5%, 6/1/2011 (b)	2,820,000	3,304,730
Series AA, 6.5%, 6/1/2012 (b)	3,000,000	3,547,950
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc.:
Series A, 5.6%, 2/15/2029	17,800,000	18,429,942
6.875%, 4/15/2030	14,000,000	16,109,520
		79,572,871
Total Municipal Bonds and Notes (Cost $3,659,821,226)		4,030,999,135

Municipal Inverse Floating Rate Notes 8.6%
California 1.0%
California, Electric Revenue, Department Water Supply, Inverse Floater, Series 309, 144A, 7.53%, 5/1/2018 (b)	5,625,000	6,965,944
California, General Obligation, Economic Recovery:
Inverse Floater, Series R-278, 6.795%, 7/1/2015 (b)	8,500,000	10,308,715
Inverse Floater, Series 926, 7.136%, 7/1/2015	5,977,500	7,459,920
Los Angeles, CA, Higher Education Revenue, Unified School District, Inverse Floater:
Rites-PA 117, 144A, 7.27%, 1/1/2011 (b)	1,375,000	1,680,525
Series PA 117, 144A, 7.27%, 7/1/2019 (b)	5,000,000	6,111,000
Los Angeles, CA, State General Obligation, Sanitation Distribution Financing Authority Revenue, Inverse Floater, Rites-PA 826, 144A, 6.8%, 10/1/2021 (b)	10,000,000	11,796,700
		44,322,804
Colorado 0.1%
Denver, CO, Airport Revenue, Inverse Floater, Rites-PA 762, AMT, 8.765%, 11/15/2013 (b)	5,000,000	6,097,500
Connecticut 0.3%
Connecticut, Sales & Special Tax Revenue:
Series II, Inverse Floater, 144A, 7.52%, 10/1/2014 (b)	8,390,000	10,298,641
Series II, Inverse Floater, 144A, 7.52%, 10/1/2015 (b)	2,000,000	2,428,520
Series II, Inverse Floater, 144A, 7.52%, 10/1/2016 (b)	1,050,000	1,306,672
Series II, Inverse Floater, 144A, 7.52%, 10/1/2017 (b)	830,000	1,032,894
		15,066,727
District of Columbia 0.3%
District of Columbia, Water & Sewer Revenue, Public Utility Revenue:
Series 14, Inverse Floater, 144A, 8.74%, 10/1/2012 (b)	1,970,000	2,718,640
Series 15, Inverse Floater, 144A, 8.74%, 10/1/2013 (b)	3,565,000	5,043,227
Series 16, Inverse Floater, 144A, 8.74%, 10/1/2014 (b)	2,750,000	3,937,725
Series 13, Inverse Floater, 144A, 8.74%, 10/1/2016 (b)	1,210,000	1,643,906
		13,343,498
Florida 0.2%
Lee County, FL, Airport Revenue, AMT:
Series 14, Inverse Floater, 144A, 8.72%, 10/1/2013 (b)	3,960,000	4,879,472
Series 14, Inverse Floater, 144A, 8.72%, 10/1/2020 (b)	1,410,000	1,734,935
Series 14, Inverse Floater, 144A, 8.97%, 10/1/2015 (b)	1,500,000	1,879,125
		8,493,532
Georgia 0.2%
Georgia, Electric Revenue, Inverse Floater, Rites-PA 786, 144A, 9.554%, 1/1/2016	4,600,000	6,706,892
Illinois 0.8%
Cook County, IL, County General Obligation, Inverse Floater, Rites-PA 591, 144A, 9.804%, 11/15/2013 (b)	10,610,000	15,083,812
Illinois, Transportation/Tolls Revenue, Regional Transportation Authority, Inverse Floater, Rites-PA 584, 144A, 10.2044%, 11/1/2021	12,900,000	20,122,710
		35,206,522
Massachusetts 0.3%
Massachusetts, Resource Recovery Revenue, Development Finance Agency, Resource Recovery, Series 563, Inverse Floater, 144A, 8.03%, 1/1/2016 (b)	3,375,000	4,137,480
Massachusetts, State General Obligation, Inverse Floater, Rites-PA 793, 144A, 8.339%, 10/1/2008	6,095,000	7,559,811
		11,697,291
Michigan 0.2%
Michigan, State Agency General Obligation Lease, Building Authority, Inverse Floater, Series B, 144A, 7.824%, 4/15/2009	2,500,000	3,067,450
Michigan, State Agency General Obligation Lease, Inverse Floater, Rites-PA 889R, Series A, 144A, 7.824%, 4/15/2009	4,155,000	5,137,824
		8,205,274
New Jersey 1.7%
New Jersey, Highway Authority Revenue, Garden State Parkway, Inverse Floater, Series 247, ETM, 144A, 7.785%, 1/1/2013 (b)	14,935,000	19,467,773
New Jersey, State Agency Revenue, Transportation Trust Fund Authority, Residual Certificates, Inverse Floater, Series 224, 144A, 8.260%, 6/15/2016	11,000,000	14,980,900
New Jersey, State Revenue Lease, Transportation Trust Fund Authority, Inverse Floater, Rites-PA 785, 144A, 8.824%, 9/15/2015 (b)	5,190,000	6,642,006
New Jersey, Transportation/Tolls Revenue, Turnpike Authority:
Inverse Floater, Rites-PA 613, 144A, 9.804%, 1/1/2011 (b)	21,170,000	30,408,165
Inverse Floater, Rites-PA 614, 144A, 9.804%, 1/1/2016 (b)	3,830,000	5,501,335
		77,000,179
New York 0.6%
Monroe County, NY, Airport Revenue:
Inverse Floater, Rites-PA 585B, AMT, 144A, 8.296%, 7/1/2011	2,515,000	3,203,406
Inverse Floater, Rites-PA 585A, AMT, 144A, 8.299%, 1/1/2014	2,005,000	2,540,034
Inverse Floater, Rites-PA 585C, AMT, 144A, 8.8550%, 7/1/2012	1,915,000	2,520,600
New York, Tobacco Settlement Financing Corp., Inverse Floater, Series RR-II-R-365, 43.915%, 6/1/2011	1,250,000	3,434,000
New York, Transportation/Tolls Revenue, Securities Trust Certificates, Inverse Floater, 144A, 7.82%, 11/15/2017 (b)	7,500,000	9,448,200
New York and New Jersey, Port Authority Revenue, Inverse Floater, AMT, Series II, 144A, 8.23%, 10/15/2007 (b)	6,160,000	6,954,763
		28,101,003
Pennsylvania 1.1%
Allegheny County, PA, Airport Revenue, AMT:
Inverse Floater, Rites-PA 567A, 144A, 8.245%, 1/1/2010 (b)	3,000,000	3,544,350
Inverse Floater, Rites-PA 567B, 144A, 8.245%, 1/1/2011 (b)	1,500,000	1,806,765
Inverse Floater, Rites-PA 567D, 144A, 8.245%, 1/1/2014 (b)	5,250,000	6,545,070
Inverse Floater, Rites-PA 567C, 144A, 8.254%, 1/1/2013 (b)	3,160,000	3,896,817
Delaware Valley, PA, Core City General Obligation, Regional Financial Authority, Inverse Floater, Rites-PA 1028, 144A, 8.23%, 1/1/2014	12,500,000	16,593,625
Pennsylvania, Sales & Special Tax Revenue, Intergovernmental Cooperative Authority:
Inverse Floater, 144A, 7.25%, 6/15/2013	2,225,000	2,556,481
Inverse Floater, 144A, 7.25%, 6/15/2014 (b)	2,500,000	2,866,550
Inverse Floater, 144A, 7.25%, 6/15/2015 (b)	2,250,000	2,577,465
Pennsylvania, State General Obligation, Inverse Floater, 144A, 12.83%, 5/1/2019	5,000,000	7,724,500
		48,111,623
Puerto Rico 0.7%
Puerto Rico, Sales & Special Tax Revenue:
Inverse Floater, Rites-PA 994RC, 144A, 7.854%, 7/1/2007 (b)	3,000,000	4,166,670
Inverse Floater, Rites-PA 944RA, 144A, 7.854%, 7/1/2015 (b)	3,720,000	5,111,726
Inverse Floater, Rites-PA 943R, 144A, 7.856%, 7/1/2019	11,325,000	15,561,909
Inverse Floater, Rites-PA 620A, 144A, 8.834%, 7/1/2013 (b)	2,500,000	3,433,275
Puerto Rico Commonwealth, General Obligation, Rites-PA 620C, 144A, 9.16%, 7/1/2016 (b)	1,000,000	1,434,410
		29,707,990
Tennessee 0.3%
Knox County, TN, Hospital & Healthcare Revenue, Inverse Floater, Rites-PA 750, 8.324%, 1/1/2012 (b)	8,940,000	11,342,893
Texas 0.8%
Dallas, TX, Airport Revenue, International Airport, Inverse Floater, Series 350, AMT, 144A, 7.735%, 5/1/2011 (b)	17,875,000	21,299,135
Dallas, TX, Core City General Obligation, Inverse Floater:
Series PA-1136, 144A, 7.26%, 2/15/2018	3,915,000	4,655,875
Series PA-1136, 7.26%, 2/15/2019 (b)	4,110,000	4,876,309
Series PA-1136, 144A, 7.26%, 2/15/2020 (b)	5,125,000	6,080,556
		36,911,875
Total Municipal Inverse Floating Rate Notes (Cost $323,879,797)		380,315,603
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,983,701,023) (a)	99.3	4,411,314,738
Other Assets and Liabilities, Net	0.7	32,634,599
Net Assets	100.0	4,443,949,337

* Variable rate demand notes are securities whose interest rates are periodically reset at market levels. These securities are often payable on demand and are shown at their current rate as of May 31, 2005.

(a) The cost for federal income tax purposes was $3,978,196,467. At May 31, 2005, net unrealized appreciation for all securities based on tax cost was $433,118,271. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $448,087,119 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,968,848.

(b) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	14.2
Bond Investors Guaranty Insurance Co.	0.2
Financial Guaranty Insurance Company	10.0
Financial Security Assurance Inc.	9.5
MBIA Corp.	28.4
XL Capital Assurance	0.2

(c) Security incorporates a letter of credit from a major bank.

(d) When issued or forward delivery security (see Notes to Financial Statements).

(e) At May 31, 2005, this security, in part or in whole, has been segregated to cover initial margin requirements for open future contracts.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

At May 31, 2005, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)
10 Year Interest Rate Swap	6/13/2005	408	44,890,302	45,938,250	(1,047,948)

At May 31, 2005, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Depreciation ($)
6/7/2005 12/7/2014	43,000,000++++	Fixed — 4.772%	Floating — LIBOR	(1,208,300)
6/8/2005 12/8/2014	21,500,000++++	Fixed — 4.750%	Floating — LIBOR	(567,600)
6/9/2005 12/9/2014	43,000,000+++++	Fixed — 4.647%	Floating — LIBOR	(812,700)
6/14/2005 12/14/2014	83,500,000+++	Fixed — 4.655%	Floating — LIBOR	(1,611,550)
6/16/2005 12/14/2014	43,000,000+++++	Fixed — 4.710%	Floating — LIBOR	(1,006,200)
6/16/2005 12/16/2014	43,000,000++	Fixed — 4.702%	Floating — LIBOR	(980,400)
7/20/2005 1/20/2017	77,500,000+	Fixed — 4.838%	Floating — LIBOR	(2,270,750)
7/27/2005 1/26/2017	76,000,000+++	Fixed — 4.792%	Floating — LIBOR	(1,884,800)
7/28/2005 1/27/2017	75,500,000++++	Fixed — 4.788%	Floating — LIBOR	(1,827,100)
7/28/2005 1/27/2017	7,500,000+++++	Fixed — 4.788%	Floating — LIBOR	(181,500)
7/28/2005 1/27/2015	30,000,000++	Fixed — 4.680%	Floating — LIBOR	(579,000)
8/23/2005 2/22/2015	68,500,000++	Fixed — 4.763%	Floating — LIBOR	(1,691,950)
8/25/2005 2/25/2015	60,250,000+++	Fixed — 4.764%	Floating — LIBOR	(1,494,200)
10/12/2005 4/12/2017	79,000,000++++	Fixed — 3.962%	Floating — BMA	(2,709,700)
10/18/2005 4/18/2017	78,600,000+	Fixed — 3.909%	Floating — BMA	(2,326,560)
11/3/2005 5/3/2017	26,800,000++	Fixed — 4.802%	Floating — LIBOR	(600,320)
11/25/2005 5/24/2017	52,300,000++	Fixed — 4.667%	Floating — LIBOR	(512,540)
Total net unrealized depreciation on open interest rate swaps				(22,265,170)

Counterparties:

+ JPMorgan Chase Bank

++ Lehman Brothers, Inc.

+++ Goldman, Sachs & Co.

++++ Citibank NA

+++++ Morgan Stanley

BMA: Represents the Bond Market Association

LIBOR: Represents the London InterBank Offered Rate

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of May 31, 2005
Assets
Investments in securities, at value (cost $3,983,701,023)	$ 4,411,314,738
Cash	1,626,058
Receivable for investments sold	513,626
Interest receivable	70,163,407
Receivable for Fund shares sold	999,395
Other assets	122,649
Total assets	4,484,739,873
Liabilities
Notes payable	3,000,000
Payable for investments purchased	1,047,813
Net unrealized depreciation on interest rate swaps	22,265,170
Payable for when-issued and forward delivery securities	5,159,500
Dividends payable	3,720,802
Payable for Fund shares redeemed	2,371,360
Payable for daily variation margin on open futures contracts	255,000
Accrued management fee	1,526,113
Other accrued expenses and payables	1,444,778
Total liabilities	40,790,536
Net assets, at value	$ 4,443,949,337
Net Assets
Net assets consist of: Undistributed net investment income	675,408
Net unrealized appreciation (depreciation) on: Investments	427,613,715
Interest rate swaps	(22,265,170)
Futures	(1,047,948)
Accumulated net realized gain (loss)	(27,895,076)
Paid-in capital	4,066,868,408
Net assets, at value	$ 4,443,949,337

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2005 (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($2,146,701,031 ÷ 233,274,463 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.20
Maximum offering price per share (100 ÷ 95.50 of $9.20)	$ 9.63

Class B

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($34,439,715 ÷ 3,741,458 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 9.20

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($24,051,268 ÷ 2,613,523 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 9.20
Class AARP Net Asset Value, offering and redemption price(a) per share ($1,449,672,270 ÷ 157,344,999 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.21
Class S Net Asset Value, offering and redemption price(a) per share ($788,633,073÷ 85,608,856 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.21
Institutional Class Net Asset Value, offering and redemption price(a) per share ($451,980 ÷ 49,089 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.21

(a) Redemption price per share for shareholders held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended May 31, 2005
Investment Income
Income: Interest	$ 237,789,117
Expenses: Management fee	18,461,244
Services to shareholders	2,731,582
Custodian and accounting fees	429,857
Distribution service fees	5,984,284
Auditing	91,016
Legal	71,126
Trustees' fees and expenses	127,270
Reports to shareholders	157,600
Registration fees	65,944
Other	272,201
Total expenses, before expense reductions	28,392,124
Expense reductions	(36,628)
Total expenses, after expense reductions	28,355,496
Net investment income	209,433,621
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	50,735,648
Interest rate swaps	(45,558,690)
Futures	2,260,723
7,437,681
Net unrealized appreciation (depreciation) during the period on: Investments	125,105,198
Interest rate swaps	(35,808,820)
Futures	(13,795,801)
75,500,577
Net gain (loss) on investment transactions	82,938,258
Net increase (decrease) in net assets resulting from operations	$ 292,371,879

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended May 31,
	2005	2004
Operations: Net investment income	$ 209,433,621	$ 222,880,336
Net realized gain (loss) on investment transactions	7,437,681	41,460,592
Net unrealized appreciation (depreciation) during the period on investment transactions	75,500,577	(273,049,188)
Net increase (decrease) in net assets resulting from operations	292,371,879	(8,708,260)
Distributions to shareholders from: Net investment income: Class A	(98,510,879)	(108,020,716)
Class B	(1,483,611)	(2,212,792)
Class C	(885,908)	(954,543)
Class AARP	(70,706,922)	(74,381,714)
Class S	(38,615,741)	(38,467,931)
Institutional Class	(9,180)	(399)
From net realized gains: Class A	(349,421)	—
Class B	(6,202)	—
Class C	(3,568)	—
Class AARP	(240,222)	—
Class S	(129,975)	—
Institutional Class	(34)	—
Fund share transactions: Proceeds from shares sold	188,116,203	290,687,353
Net assets acquired in tax free reorganization	58,959,059	—
Reinvestment of distributions	129,520,021	138,120,196
Cost of shares redeemed	(544,141,849)	(633,333,522)
Redemption fees	3,473	—
Net increase (decrease) in net assets from Fund share transactions	(167,543,093)	(204,525,973)
Increase (decrease) in net assets	(86,112,877)	(437,272,328)
Net assets at beginning of period	4,530,062,214	4,967,334,542
Net assets at end of period (including undistributed net investment income of $675,408 and $2,630,505, respectively)	$ 4,443,949,337	$ 4,530,062,214

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended May 31,	2005	2004	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 9.04	$ 9.50	$ 9.12	$ 9.00
Income from investment operations: Net investment income	.42	.43	.42	.42
Net realized and unrealized gain (loss) on investment transactions	.16	(.46)	.41	.12
Total from investment operations	.58	(.03)	.83	.54
Less distributions from: Net investment income	(.42)	(.43)	(.42)	(.42)
Net realized gain on investment transactions	(.00)***	—	(.03)	—
Total distributions	(.42)	(.43)	(.45)	(.42)
Redemption fees	.00***	—	—	—
Net asset value, end of period	$ 9.20	$ 9.04	$ 9.50	$ 9.12
Total Return (%)[b]	6.53	(.31)	9.41	5.94**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,147	2,183	2,454	2,416
Ratio of expenses (%)	.74	.75	.75	.77*
Ratio of net investment income (%)	4.56	4.61	4.66	4.74*
Portfolio turnover rate (%)	31	24	22	33

a For the period from June 11, 2001 (commencement of operations of Class A shares) to May 31, 2002.

[b] Total return does not reflect the effect of any sales charges.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class B
Years Ended May 31,	2005	2004	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 9.04	$ 9.50	$ 9.11	$ 9.00
Income from investment operations: Net investment income	.35	.36	.35	.35
Net realized and unrealized gain (loss) on investment transactions	.16	(.46)	.42	.11
Total from investment operations	.51	(.10)	.77	.46
Less distributions from: Net investment income	(.35)	(.36)	(.35)	(.35)
Net realized gain on investment transactions	(.00)***	—	(.03)	—
Total distributions	(.35)	(.36)	(.38)	(.35)
Redemption fees	.00***	—	—	—
Net asset value, end of period	$ 9.20	$ 9.04	$ 9.50	$ 9.11
Total Return (%)[b]	5.70[c]	(1.07)	8.52	5.15**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34	47	66	65
Ratio of expenses, before expense reductions (%)	1.54	1.52	1.53	1.58*
Ratio of expenses, after expense reductions (%)	1.53	1.52	1.53	1.58*
Ratio of net investment income (%)	3.77	3.84	3.88	3.93*
Portfolio turnover rate (%)	31	24	22	33

[a] For the period from June 11, 2001 (commencement of operations of Class B shares) to May 31, 2002.

[b] Total return does not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C
Years Ended May 31,	2005	2004	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 9.04	$ 9.50	$ 9.11	$ 9.00
Income from investment operations: Net investment income	.35	.36	.35	.34
Net realized and unrealized gain (loss) on investment transactions	.16	(.46)	.42	.11
Total from investment operations	.51	(.10)	.77	.45
Less distributions from: Net investment income	(.35)	(.36)	(.35)	(.34)
Net realized gain on investment transactions	(.00)***	—	(.03)	—
Total distributions	(.35)	(.36)	(.38)	(.34)
Redemption fees	.00***	—	—	—
Net asset value, end of period	$ 9.20	$ 9.04	$ 9.50	$ 9.11
Total Return (%)[b]	5.72	(1.09)	8.52	5.11**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24	25	24	14
Ratio of expenses (%)	1.51	1.54	1.56	1.59*
Ratio of net investment income (%)	3.80	3.82	3.85	3.92*
Portfolio turnover rate (%)	31	24	22	33

[a] For the period from June 11, 2001 (commencement of operations of Class C shares) to May 31, 2002.

[b] Total return does not reflect the effect of any sales charges.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class AARP
Years Ended May 31,	2005	2004	2003	2002[a]	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.05	$ 9.50	$ 9.12	$ 8.95	$ 8.69
Income from investment operations: Net investment income	.44	.45	.44	.45	.37
Net realized and unrealized gain (loss) on investment transactions	.16	(.45)	.41	.17	.26
Total from investment operations	.60	—	.85	.62	.63
Less distributions from: Net investment income	(.44)	(.45)	(.44)	(.45)	(.37)
Net realized gain on investment transactions	(.00)***	—	(.03)	—	—
Total distributions	(.44)	(.45)	(.47)	(.45)	(.37)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 9.21	$ 9.05	$ 9.50	$ 9.12	$ 8.95
Total Return (%)	6.79	(.01)	9.61	6.92	7.35**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,450	1,477	1,585	1,502	1,470
Ratio of expenses (%)	.51	.56	.56	.57	.64c*
Ratio of net investment income (%)	4.80	4.80	4.85	4.92	4.92*
Portfolio turnover rate (%)	31	24	22	33	11

[a] As required, effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002, was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 4.88% to 4.92%. Per share data and ratios for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

[b] For the period from July 31, 2000 (commencement of operations of Class AARP shares) to May 31, 2001.

[c] The ratio of operating expenses includes a one-time reduction in connection with a fund complex reorganization. The ratio without this reduction was .65%.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S
Years Ended May 31,	2005	2004	2003	2002[a]	2001
Selected Per Share Data
Net asset value, beginning of period	$ 9.05	$ 9.50	$ 9.12	$ 8.95	$ 8.43
Income from investment operations:
Net investment income	.44	.45	.44	.45	.44
Net realized and unrealized gain (loss) on investment transactions	.16	(.45)	.41	.17	.52
Total from investment operations	.60	—	.85	.62	.96
Less distributions from:
Net investment income	(.44)	(.45)	(.44)	(.45)	(.44)
Net realized gains on investment transactions	(.00)***	—	(.03)	—	—
Total distributions	(.44)	(.45)	(.47)	(.45)	(.44)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 9.21	$ 9.05	$ 9.50	$ 9.12	$ 8.95
Total Return (%)	6.81	(.01)[b]	9.49	7.04	11.55
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	789	798	837	812	814
Ratio of expenses, before expense reductions (%)	.49	.56	.56	.57	.65
Ratio of expenses, after expense reductions (%)	.49	.55	.56	.57	.65
Ratio of net investment income (%)	4.82	4.81	4.85	4.92	4.96
Portfolio turnover rate (%)	31	24	22	33	11

[a] As required, effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002, was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 4.88% to 4.92%. Per share data and ratios for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

[b] Total return would have been lower had certain expenses not been reduced.

*** Amount is less than $.005.

Institutional Class
Years Ended May 31,	2005	2004	2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 9.05	$ 9.50	$ 9.33
Income from investment operations: Net investment income	.45	.44	.31
Net realized and unrealized gain (loss) on investment transactions	.16	(.45)	.20
Total from investment operations	.61	(.01)	.51
Less distributions from: Net investment income	(.45)	(.44)	(.31)
Net realized gain on investment transactions	(.00)***	—	(.03)
Total distributions	(.45)	(.44)	(.34)
Redemption fees	.00***	—	—
Net asset value, end of period	$ 9.21	$ 9.05	$ 9.50
Total Return (%)	6.86[b]	(.06)[b]	5.94**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.45	.01	.001
Ratio of expenses, before expense reductions (%)	.52	.66	.54*
Ratio of expenses, after expense reductions (%)	.49	.54	.54*
Ratio of net investment income (%)	4.81	4.82	4.74*
Portfolio turnover rate (%)	31	24	22

[a] For the period from August 19, 2002 (commencement of operations of Institutional Class shares) to May 31, 2003.

[b] Total returns would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements

A. Significant Accounting Policies

Scudder Managed Municipal Bond Fund (the "Fund") is a diversified series of Scudder Municipal Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Shares of Class AARP are designed for members of AARP. Class AARP and S shares are not subject to initial or contingent deferred sales charges. Class S shares are no longer be available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution services fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Inverse Floaters. Inverse floating rate notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of instrument involve special risks as compared to investments in a fixed rate municipal security. The derivative debt instrument in which the Fund invests is a tender option bond trust (the "trust") established by a financial institution or broker consisting of underlying municipal obligations with relatively long maturities and a fixed interest rate. Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. The Fund has the price risk of the underlying municipal obligations at the applicable leverage factors that can range from 2 to 19 times. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Moreover, since these securities are in a trust form, a sale may take longer to settle than the standard two days after the trade date.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate changes and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Commitment Agreements. A Municipal Market Data ("MMD") forward commitment agreement is a commitment to pay or receive at the termination date the spread between a fixed rate and a spot rate on the MMD AAA yield curve. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their agreement and from unanticipated changes in the interest rates on which the agreement is based. The Fund also bears the risk of limited liquidity prior to the termination. MMD forward commitments are valued daily and the change in value is recorded by the Fund as unrealized appreciation or depreciation on forward commitments. Upon the termination date, a cash payment is made based on the spread between the fixed rate and the spot rate and the Fund will realize a gain or loss based upon the cash payment received or paid.

Swap Agreements. The Fund may enter into interest rate swap transactions to reduce the interest rate risk inherent in the Fund's underlying investments. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment that is intended to approximate the Fund's variable rate payment obligation. The payment obligations would be based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily based upon a price supplied by the counterparty and the change in value is recorded as unrealized appreciation or depreciation.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2005, the Fund had a net tax basis capital loss carryforward of approximately $11,426,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2007 ($18,000), May 31, 2008 ($714,000), May 31, 2009 ($1,486,000), May 31, 2011 ($2,661,000) and May 31, 2013 ($6,547,000), the respective expiration dates, whichever occurs first, subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

In addition, from November 1, 2004 through May 31, 2005, the Fund incurred approximately $ 6,457,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending May 31, 2006.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts, securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At May 31, 2005, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed tax-exempt income	$ 3,750,512
Undistributed taxable income	$ 645,697
Capital loss carryforwards	$ (11,426,000)
Net unrealized appreciation on investments	$ 433,118,271

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended May 31,
	2005	2004
Distributions from tax-exempt income	$ 210,212,241	$ 224,038,095
Distributions from short-term capital gains*	$ 729,422	$ —

* For tax purposes short-term capital gains distributions are considered taxable income distributions.

Redemption Fees. Effective February 1, 2005, the Fund imposes a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on an accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the year ended May 31, 2005, purchases and sales of investment securities (excluding short-term investments) aggregated $1,398,099,535 and $1,638,098,728, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.450% of the first $250,000,000 of the Fund's average daily net assets, 0.430% of the next $750,000,000 of such net assets, 0.410% of the next $1,500,000,000 of such net assets, 0.400% of the next $2,500,000,000 of such net assets, 0.380% of the next $2,500,000,000 of such net assets, 0.360% of the next $2,500,000,000 of such net assets, 0.340% of the next $2,500,000,000 of such net assets and 0.320% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended May 31, 2005, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.41% of the Fund's average daily net assets.

Effective October 1, 2003 through March 11, 2005, the Advisor contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.74% of average daily net assets for Class A, B, C, AARP and S shares and 0.54% of average daily net assets for Institutional Class shares (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, trustee and trustee counsel fees and organizational and offering expenses).

In addition, for the period from March 12, 2005 through September 30, 2008, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.48%, 0.48%, 0.49%, 0.50%, 0.52% and 0.50% of average daily net assets for Class A, B, C, AARP, S and Institutional Class shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, trustees, and trustee counsel fees and organizational and offering expenses).

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the Fund's transfer, dividend-paying agent and shareholder service agent for Class A, B, C and Institutional Class shares of the Fund. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, dividend-paying agent and shareholder service agent for Class AARP and S shares of the Fund. Pursuant to a sub-transfer agency agreement among SISC, SSC and DST Systems, Inc. ("DST"), SISC and SSC have delegated certain transfer agent and dividend paying agent functions to DST. SISC and SSC compensate DST out of the shareholder servicing fee it receives from the Fund. For the year ended May 31, 2005, the amounts charged to the Fund by SISC and SSC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at May 31, 2005
Class A	$ 944,415	$ —	$ 229,821
Class B	29,842	1,244	8,527
Class C	12,881	—	3,123
Class AARP	893,555	—	221,517
Class S	276,770	—	69,064
Institutional Class	201	58	—
	$ 2,157,664	$ 1,302	$ 532,052

Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. For the year ended May 31, 2005, the amount charged to the Fund by SFAC for accounting services aggregated $288,859, of which $29,234 is unpaid at May 31, 2005.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended May 31, 2005, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at May 31, 2005
Class B	$ 294,253	$ 23,059
Class C	174,649	15,422
	$ 468,902	$ 38,481

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended May 31, 2005, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at May 31, 2005	Annual Effective Rate
Class A	$ 5,359,908	$ 341,256.25%
Class B	97,575	3,752.25%
Class C	57,899	4,241.25%
	$ 5,515,382	$ 349,249

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. Underwriting commissions paid to SDI in connection with the distribution of Class A shares for the year ended May 31, 2005 aggregated $111,911.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended May 31, 2005, the CDSC for Class B and C shares aggregated $91,216 and $1,535, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended May 31, 2005, SDI received $21,003.

Typesetting and Filing Fees. Under an agreement with Deutsche Investment Management Americas Inc. ("DeIM"), an indirect, wholly owned subsidiary of Deutsche Bank AG, DeIM is compensated for providing typesetting and regulatory filing services to the Fund. For the year ended May 31, 2005, the amount charged to the Fund by DeIM included in the reports to shareholders aggregated $8,880, of which $4,440 is unpaid at May 31, 2005.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliate, AARP Services, Inc., monitors and oversees the AARP Investment Program from Scudder Investments, but does not act as an investment advisor or recommend specific mutual funds. DeIM has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by DeIM. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6 billion of net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

Insurance Brokerage Commissions. The Fund paid insurance premiums to an unaffiliated insurance broker in 2002 and 2003. This broker in turn paid a portion of its commissions to an affiliate of the Advisor, which performed certain insurance brokerage services for the broker. The Advisor has reimbursed the Fund for the portion of commissions (plus interest) paid to the affiliate of the Advisor attributable to the premiums paid by the Fund. The amounts for 2002 and 2003 were $1,879 and $1,524, respectively.

D. Expense Reductions

For the year ended May 31, 2005, the Advisor agreed to reimburse the Fund $34,806, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the year ended May 31, 2005, the custodian fee was reduced by $520 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended May 31, 2005		Year Ended May 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	8,312,673	$ 76,136,927	11,328,721	$ 105,163,655
Class B	178,711	1,648,009	652,877	6,064,662
Class C	397,268	3,641,947	871,962	8,128,463
Class AARP	5,039,288	46,272,489	9,016,415	83,878,443
Class S	6,580,420	59,972,551	9,563,708	87,441,130
Institutional Class	47,953	444,280	1,207	11,000
		$ 188,116,203		$ 290,687,353
Shares issued in tax-free reorganization*
Class A	5,980,222	$ 54,599,429	—	$ —
Class B	261,646	2,388,828	—	—
Class C	215,860	1,970,802	—	—
		$ 58,959,059		$ —
Shares issued to shareholders in reinvestment of distributions
Class A	7,004,991	$ 64,224,067	7,466,250	$ 69,214,164
Class B	98,169	899,952	139,824	1,296,531
Class C	67,065	614,822	66,535	616,824
Class AARP	4,618,657	42,395,350	4,769,906	44,269,503
Class S	2,329,934	21,385,283	2,447,995	22,722,786
Institutional Class	60	547	41	388
		$ 129,520,021		$ 138,120,196
Shares redeemed
Class A	(29,582,562)	$ (270,878,349)	(35,635,755)	$ (330,327,638)
Class B	(2,013,177)	(18,423,203)	(2,546,171)	(23,614,015)
Class C	(787,261)	(7,207,277)	(755,319)	(6,973,133)
Class AARP	(15,507,042)	(142,237,910)	(17,480,475)	(161,892,618)
Class S	(11,497,799)	(105,393,916)	(11,927,263)	(110,524,616)
Institutional Class	(122)	(1,194)	(161)	(1,502)
		$ (544,141,849)		$ (633,333,522)
Redemption fees		$ 3,473		$ —
Net increase (decrease)
Class A	(8,284,676)	$ (75,917,570)	(16,840,784)	$ (155,949,819)
Class B	(1,474,651)	(13,486,414)	(1,753,470)	(16,252,822)
Class C	(107,068)	(979,706)	183,178	1,772,154
Class AARP	(5,849,097)	(53,569,987)	(3,694,154)	(33,744,672)
Class S	(2,587,445)	(24,033,049)	84,440	(360,700)
Institutional Class	47,891	443,633	1,087	9,886
		$ (167,543,093)		$ (204,525,973)

* On March 11, 2005, the Florida Tax-Free Fund was acquired by the Fund through a tax-free reorganization.

G. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

H. Acquisition of Assets

On March 11, 2005, the Fund acquired all of the net assets of Scudder Florida Tax-Free Income Fund pursuant to a plan of reorganization approved by shareholders on February 24, 2005. The acquisition was accomplished by a tax-free exchange of 5,267,778 Class A shares, 230,924 Class B shares and 190,429 Class C shares of Scudder Florida Tax-Free Income Fund, respectively, for 5,980,222 Class A shares, 261,646 Class B shares and 215,860 Class C shares of Scudder Managed Municipal Bond Fund, respectively, outstanding on March 11, 2005. Scudder Florida Tax-Free Income Fund's net assets at that date of $58,959,059, including $5,077,968 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $4,386,673,569. The combined net assets of the Fund immediately following the acquisition were $4,445,632,628.

Report of Independent Registered Public Accounting Firm

To the Trustees of Scudder Municipal Trust and the Shareholders of Scudder Managed Municipal Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder Managed Municipal Bond Fund (the "Fund") at May 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts July 26, 2005	PricewaterhouseCoopers LLP
Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended May 31, 2005, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of May 31, 2005. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. Unless otherwise indicated, the address of each Officer is Two International Place, Boston, Massachusetts 02110. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns, retires or is removed as provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period. The Trustees of the Fund may also serve in similar capacities with other funds in the fund complex.

Independent Trustees
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Dawn-Marie Driscoll (1946) Chairman, 2004-present Trustee, 1987-present	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: CRS Technology (technology service company); Advisory Board, Center for Business Ethics, Bentley College; Board of Governors, Investment Company Institute; former Chairman, ICI Directors Services Committee	42
Henry P. Becton, Jr. (1943) Trustee, 1990-present	President, WGBH Educational Foundation. Directorships: Becton Dickinson and Company (medical technology company); The A.H. Belo Company (media company); Concord Academy; Boston Museum of Science; Public Radio International. Former Directorships: American Public Television; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	42
Keith R. Fox (1954) Trustee, 1996-present	Managing Partner, Exeter Capital Partners (private equity funds). Directorships: Facts on File (school and library publisher); Progressive Holding Corporation (kitchen importer and distributor); Cloverleaf Transportation Inc. (trucking); K-Media, Inc. (broadcasting); Natural History, Inc. (magazine publisher); National Association of Small Business Investment Companies (trade association)	42
Jean Gleason Stromberg (1943) Trustee, 1999-present	Retired. Formerly, Consultant (1997-2001); Director, US General Accounting Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc.	42
Carl W. Vogt (1936) Trustee, 2002-present	Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment); ISI Family of Funds (registered investment companies, 4 funds overseen); National Railroad Passenger Corporation (Amtrak); formerly, Chairman and Member, National Transportation Safety Board	42
Officers[2]
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Julian F. Sluyters[4] (1960) President and Chief Executive Officer, 2004-present

Managing Director[3], Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991-1998) UBS Global Asset Management

John Millette (1962) Vice President and Secretary, 1999-present	Director[3], Deutsche Asset Management
Kenneth Murphy (1963) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); formerly, Director, John Hancock Signature Services (1992-2000)
Paul H. Schubert[4] (1963) Chief Financial Officer, 2004-present

Managing Director[3], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds at UBS Global Asset Management (1994-2004)

Charles A. Rizzo (1957) Treasurer, 2002-present

Managing Director[3], Deutsche Asset Management (since April 2004); formerly, Director, Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)

Lisa Hertz[4] (1970) Assistant Secretary, 2003-present	Vice President[3], Deutsche Asset Management
Daniel O. Hirsch[5] (1954) Assistant Secretary, 2002-present

Consultant. Formerly, Managing Director, Deutsche Asset Management (2002-2005); Director, Deutsche Asset Management (1999-2002), Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998); Director, Deutsche Global Funds Ltd. (2002-2004)

Caroline Pearson (1962) Assistant Secretary, 1997-present	Managing Director[3], Deutsche Asset Management
Scott M. McHugh (1971) Assistant Treasurer, 2005-present	Director[3], Deutsche Asset Management
Kathleen Sullivan D'Eramo (1957) Assistant Treasurer, 2003-present	Director[3], Deutsche Asset Management
Philip Gallo[4] (1962) Chief Compliance Officer, 2004-present	Managing Director[3], Deutsche Asset Management (2003-present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)

1 Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, the length of time served represents the date that each Officer was first elected to serve as an Officer of any fund overseen by the aforementioned common board of Trustees.

2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the funds.

3 Executive title, not a board directorship.

4 Address: 345 Park Avenue, New York, New York 10154.

5 Address: One South Street, Baltimore, Maryland 21202.

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-SCUDDER.

Account Management Resources

For shareholders of Classes A, B, C and Institutional

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Institutional Class
Nasdaq Symbol	SMLAX	SMLBX	SMLCX	SMLIX
CUSIP Number	811170-802	811170-885	811170-877	81118T-204
Fund Number	466	666	766	544

For shareholders of Class AARP and Class S

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAILTM (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web sites — aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	AMUBX	SCMBX
Fund Number	166	066
Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

As of the end of the period, May 31, 2005, Scudder Municipal Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its
Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Funds' audit committee is comprised solely of trustees who are "independent"
(as such term has been defined by the Securities and Exchange Commission ("SEC")
in regulations implementing Section 407 of the Sarbanes-Oxley Act (the
"Regulations")). The Funds' Board of Trustees has determined that there are several "audit committee financial experts" serving on the Funds' audit committee. The Board has determined that Keith R. Fox, the chair of the Funds'
audit committee, qualifies as an "audit committee financial expert" (as such term has been defined by the Regulations) based on its review of Mr. Fox's pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. In accordance with New York Stock
Exchange requirements, the Board believes that all members of the Funds' audit committee are financially literate, as such qualification is interpreted by the
Board in its business judgment, and that at least one member of the audit committee has accounting or related financial management expertise.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                       SCUDDER MANAGED MUNICIPAL BOND FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's independent registered public accounting firm, billed to the
Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

        Services that the Fund's Independent Registered Public Accounting
                            Firm Billed to the Fund

--------------------------------------------------------------------------------
Fiscal Year      Audit       Audit-Related       Tax Fees        All  Other
   Ended      Fees Billed     Fees Billed        Billed to      Fees Billed
  May 31,       to Fund         to Fund            Fund           to Fund
--------------------------------------------------------------------------------
2005           $79,500            $225            $9,300             $0
--------------------------------------------------------------------------------
2004           $74,250            $185            $8,900             $0
--------------------------------------------------------------------------------

The above "Audit- Related Fees" were billed for agreed upon procedures performed and the above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

  Services that the Fund's Independent Registered Public Accounting Firm Billed
              to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
              Audit-Related            Tax Fees             All Other
Fiscal         Fees Billed to          Billed to           Fees Billed
 Year          Adviser and            Adviser and         to Adviser and
 Ended        Affiliated Fund        Affiliated Fund      Affiliated Fund
May 31,      Service Providers      Service Providers    Service Providers
--------------------------------------------------------------------------------
2005           $581,822                 $0                    $0
--------------------------------------------------------------------------------
2004           $542,483                 $0                    $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                                Total
                             Non-Audit
                            Fees billed
                             to Adviser
                                and
                             Affiliated
                            Fund Service             Total
                             Providers             Non-Audit
                            (engagements          Fees billed
                              related             to Adviser
              Total        directly to the      and Affiliated
            Non-Audit      operations and        Fund Service
Fiscal        Fees            financial           Providers
 Year        Billed          reporting            (all other         Total of
 Ended       to Fund        of the Fund)         engagements)        (A), (B)
May 31,        (A)               (B)                  (C)             and (C)
--------------------------------------------------------------------------------
2005          $9,300              $0              $207,146           $216,446
--------------------------------------------------------------------------------
2004          $8,900              $0             $1,681,369         $1,690,269
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not Applicable

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates
Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL
33910.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Managed Municipal Bond Fund, a
                                    series of Scudder Municipal Trust

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Managed Municipal Bond Fund, a
                                    series of Scudder Municipal Trust

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 2, 2005

By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 2, 2005